ITEM 1. REPORT TO STOCKHOLDERS.


--------------------------------------------------------------------------------

                                  John Hancock

                                  High Yield
                                    MUNICIPAL
                                   BOND FUND

------
ANNUAL
REPORT
------

8.31.03

                       Sign up for electronic delivery at
                        www.jhancock.com/funds/edelivery








                              [LOGO] John Hancock


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would soon begin to strengthen. The markets move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains for the first eight months of the year. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 35.56% through August, while the Dow Jones Industrial Average was up 14.68% and the Standard & Poors 500 Index returned 15.94%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 18.53% through August, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger - anticipated to occur in the first half of 2004 - will have no effect on your investment in our John Hancock mutual funds. Your funds adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund, you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 1-800-732-5543. Separately, for information about your investments in John Hancock mutual funds, please contact your financial adviser or our Customer Service representatives at 1-800-225-5291.

Sincerely,


/s/Maureen Ford Goldfarb
------------------------
Maureen Ford Goldfarb,
Chairman and Chief Executive Officer


This commentary reflects the chairmans views as of August 31, 2003. They are subject to change at any time.

-----------
YOUR FUND
AT A GLANCE
-----------

The Fund seeks a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital, by normally investing at least 80% of its assets in municipal bonds of any maturity with credit ratings from A to BB/Ba and their unrated equivalents.

Over the last twelve months

[] The bond markets were volatile in response to changing views on the direction of inflation, interest rates and the economy.

[] High levels of income in a low-rate environment helped attract investors to the high-yield muni market.

[] The Fund benefited from holdings in the corporate-backed muni sector, but its tobacco bonds proved disappointing.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock High Yield Municipal Bond Fund". Under the heading is a note that reads "Fund performance for the year ended August 31, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.63% total return for Class A. The second bar represents the 1.87% total return for Class B. The third bar represents the 1.87% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]
--------------------------------------------------------------------------------

Top 10 holdings

7.1%    South Orange County Pub. Financing Auth., 8-15-17, 10.870%
3.5%    Foothill/Eastern Trans. Corridor Agency, 1-1-18, Zero
3.1%    Homestead, City of, 11-1-18, 7.950%
2.6%    Waterford, Township of, 1-1-39, 6.000%
2.5%    Mass. Health and Edu. Fac. Auth., 12-15-31, 9.200%
2.5%    Western Generation Agency, 1-1-21, 7.125%
2.4%    San Bernardino, County of, 8-1-17, 5.500%
2.2%    New Jersey Economic Development Auth., 11-1-23, 8.500%
2.2%    Hopewell Industrial Development Auth., 6-1-16, 8.250%
2.0%    Foothill/Eastern Trans. Corridor Agency, 1-15-23, Zero

As a percentage of net assets on August 31, 2003.

        BY DIANNE SALES, CFA, AND JAMES T. COLBY III, PORTFOLIO MANAGERS

---------
MANAGERS'
REPORT
---------

John Hancock
High Yield Municipal
Bond Fund

James T. Colby joined John Hancock Funds tax-exempt management team in July 2003. A vice president, he has 23 years of investment experience.

High-yield bonds showed steady credit improvement during the 12-month period ended August 31, 2003, although they turned in rather lackluster returns for the year. Over much of the past year, fixed-income markets generally performed well, responding to disappointingly slow economic growth, which kept a lid on inflationary pressures while engendering continued interest-rate cuts by the Federal Reserve Board. In the first half of the period, high-yield municipals lagged higher-grade municipals due to high-yield municipals lower interest-rate sensitivity. But by late spring 2003, the easing of Iraq-related uncertainties that had weighed on the economy, combined with signs of domestic and global economic improvement and better-than-expected corporate earnings began to change this picture. As the market shifted to a growing sense that the Feds next move would be to raise, rather than lower, interest rates, higher-grade bonds suffered an unexpectedly abrupt selloff. However, these same factors provided a rebound to high-yield bonds, as investors saw the potential for increased credit improvement with a strengthening underlying economy. So after struggling early in the period during weak economic conditions, high-yield bonds emerged as some of the municipal-bond markets best performers in the final months, boosted by the same economic reports that helped jump-start

"High-yield  bonds showed steady credit  improvement  during the 12-month period
....although they turned in rather lackluster returns..."

--------------------------------------------------------------------------------
[Photos' of Dianne Sales and James Colby flush right next to first paragraph.]
--------------------------------------------------------------------------------

the stock market and corporate bonds. In addition, their relatively high coupons and lower interest-rate sensitivity helped cushion high-yield bonds against a rising interest-rate environment, such as the one that prevailed during the summer.

PERFORMANCE REVIEW

For the 12 months ended August 31, 2003, John Hancock High Yield Municipal Bond Funds Class A, Class B and Class C shares returned 2.63%, 1.87% and 1.87%, respectively, at net asset value. For the same one-year period, the average high-yield municipal bond fund returned 2.74%, according to Lipper, Inc.,1 and the Lehman Brothers Municipal Bond Index returned 3.14%. Keep in mind that your net asset value return will be different from the Funds performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

LEADERS AND LAGGARDS

Some of our best performers during the period included municipal securities issued on behalf of corporations. These bonds were buoyed by improved earnings and a rebound in confidence in the quality of corporate finances. Further aiding this sector of the high-yield municipal market was strong demand from investors seeking high-yielding bonds.

"Some of our best performers during the period included municipal securities issued on behalf of corporations."

Our investor-owned electric utility bonds, which we bought at attractive prices last year when they had fallen out of favor, also worked in the Funds favor. These bonds benefited from their ability to refinance their debt at lower interest rates, the net result being improved price performance to the Fund over the past six months.

Detracting from performance were our holdings in tobacco asset-securitized bonds. These bonds initially came under pressure due to an increase in supply, and were further depressed by concerns about unresolved litigation against Philip Morris, a

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Health 21%, the second is Pollution control 8%, the third Special tax 7%, the fourth Industrial development 7% and the fifth Bridge & toll road 6%.]
--------------------------------------------------------------------------------

major participant in the tobacco company settlement with the states. Although we trimmed our tobacco holdings in order to side-step these near-term challenges, we held onto the bulk of our position because we believe they offer a good combination of value and yield.

Our holdings in long-duration bonds turned in mixed results, helping performance throughout most of the period, but detracting from performance more recently. Duration is a measure of how sensitive a bonds price is to interest-rate changes. The longer the duration, the more sensitive the bonds price. When rates were declining and prices rising, these long-duration bonds performed well. But when rates and bond yields moved higher in the summer, they underperformed. Given the dramatic shift in investor sentiment and the direction of the bond market, weve begun to shorten the portfolios duration, selling some of those long-duration bonds in the process.

OUTLOOK

We believe that the economy will continue to improve through the end of 2003, although the extent of that improvement is debatable. Arguing in favor of very strong economic growth is

--------------------------------------------------------------------------------
[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 8-31-03." The chart is divided into three sections (from top to left): Revenue bonds 91%, General obligation bonds 6% and Other investments 3%.]
--------------------------------------------------------------------------------

the massive economic stimulus resulting from tax cuts and the Federal Reserve Boards stated commitment to keeping the economy growing. However, we think its more likely that the pace of growth will be gradual because higher mortgage rates

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Corporate-related muni bonds followed by an up arrow with the phrase "Improving corporate health fuels demand." The second listing is Electric bonds followed by an up arrow with the phrase "Debt reduction boosts cash flow." The third listing is Tobacco bonds followed by a down arrow with the phrase "Litigation worries and increased supply."]
--------------------------------------------------------------------------------

and a weak job market could dampen consumer spending, keeping a lid on inflation. As for high-yield municipal bonds, we believe their financial health will continue to improve if economic growth strengthens. Whats more, their higher coupons will help to provide yield cushion for them if interest rates continue to rise.

This commentary reflects the views of the portfolio managers through the end of the Funds period discussed in this report. The managers statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

-----------
A LOOK AT
PERFORMANCE
-----------

For the period ended
August 31, 2003


                                   Class A         Class B          Class C

Inception date                    12-31-93         8-25-86           4-1-99

--------------------------------------------------------------------------------
Average annual returns with maximum sales charge (POP)
--------------------------------------------------------------------------------
One year                            -2.01%          -2.96%           -0.16%

Five years                           1.68%           1.55%                -

Ten years                                -           3.86%                -

Since inception                      3.80%               -            1.62%

--------------------------------------------------------------------------------
Cumulative total returns with maximum sales charge (POP)
--------------------------------------------------------------------------------
One year                            -2.01%          -2.96%           -0.16%

Five years                           8.71%           8.00%                -

Ten years                                -          46.03%                -

Since inception                     43.41%               -            7.37%

--------------------------------------------------------------------------------
SEC 30-day yield as of August 31, 2003
--------------------------------------------------------------------------------
                                     6.07%           5.59%            5.54%


Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Funds income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Funds performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

---------
GROWTH OF
$10,000
---------


This chart shows what happened to a hypothetical $10,000 investment in Class B1 shares for the period indicated. For comparison, weve shown the same investment in the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Line chart with the heading "GROWTH OF $10,000." Within the chart are two lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $17,644 as of August 31, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock High Yield Municipal Bond Fund, without sales charge (NAV), and is equal to $14,387 as of August 31, 2003.

                                  Class A                      Class C1

Period beginning               12/31/1993                      4/1/1999
Without Sales Charge           $15,011.00                    $10,850.00
With maximum sales charge      $14,341.00                    $10,737.00
Index                          $17,203.00                    $12,609.00


    Plot Date   Cum Value of $10K (No Load)   Lehman Municipal Bond Index

    8/31/1993                    $10,000.00                    $10,000.00
    2/28/1994                    $10,271.00                    $10,105.00
    8/31/1994                    $10,113.00                    $10,014.00
    2/28/1995                    $10,354.00                    $10,295.00
    8/31/1995                    $10,966.00                    $10,902.00
    2/29/1996                    $11,512.00                    $11,432.00
    8/31/1996                    $11,244.00                    $11,473.00
    2/28/1997                    $11,683.00                    $12,062.00
    8/31/1997                    $12,089.00                    $12,533.00
    2/28/1998                    $12,771.00                    $13,164.00
    8/31/1998                    $13,116.00                    $13,617.00
    2/28/1999                    $13,260.00                    $13,974.00
    8/31/1999                    $12,894.00                    $13,695.00
    2/29/2000                    $12,578.00                    $13,663.00
    8/31/2000                    $12,958.00                    $14,608.00
    2/28/2001                    $13,369.00                    $15,371.00
    8/31/2001                    $14,010.00                    $16,102.00
    2/28/2002                    $13,817.00                    $16,422.00
    8/31/2002                    $14,123.00                    $17,107.00
    2/28/2003                    $14,252.00                    $17,681.00
    8/31/2003                    $14,387.00                    $17,644.00
--------------------------------------------------------------------------------

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Funds Class A and Class C shares, respectively, as of August 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

FINANCIAL STATEMENTS

-----------
FUND'S
INVESTMENTS
-----------

Securities owned
by the Fund on
August 31, 2003

This schedule has one main category: tax-exempt long-term bonds, which are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund.



STATE, ISSUER, DESCRIPTION,                           INTEREST      CREDIT      PAR VALUE
MATURITY DATE                                         RATE          RATING*     (000S OMITTED)          VALUE
-------------------------------------------------------------------------------------------------------------
TAX-EXEMPT LONG-TERM BONDS 96.64%                                                                $109,759,186
-------------------------------------------------------------------------------------------------------------
(Cost $111,945,246)

Alabama 0.89%                                                                                       1,005,560
Camden Industrial Development Board,
 Exempt Facil Rev Ref Weyerhaeuser Ser 2003A,
 12-01-24                                             6.125%        BBB         $1,000              1,005,560

Alaska 1.03%                                                                                        1,166,180
Anchorage, City of,
 Ice Rink Rev, 01-01-20                               6.375         AA           1,000              1,166,180

Arizona 1.64%                                                                                       1,863,240
Peoria Industrial Development Auth,
 Indl Dev Rev Ref Ser 1999A Sierra Winds Life,
 08-15-20                                             6.250         BB+          1,000                963,580
Pima County Industrial Development Auth,
 Indl Rev Ser 1997B Tucson Elec Pwr Co Proj,
 09-01-29                                             6.000         B+           1,000                899,660

California 19.82%                                                                                  22,508,506
ABAG Finance Authority for Nonprofit Corps,
 Cert of Part Natl Center for Intl Schools Proj,
 05-01-18                                             7.375         BB+          1,000              1,058,840
Foothill/Eastern Transportation Corridor Agency,
 Toll Rd Rev Ref Cap Apprec, 01-15-36                 Zero          BBB-         4,000                543,640
 Toll Rd Rev Ref Conv Cap Apprec, 01-15-23            Zero          AAA          3,000              2,313,420
 Toll Road Rev Sr Lien Cap Apprec Ser A, 01-01-18     Zero          AAA          7,950              3,921,338
Golden State Tobacco Securitization Corp,
 Tobacco Settlement Rev Ser 2003-A-1, 06-01-39        6.750         BBB            850                699,788
Millbrae, City of,
 Residential Facil Rev Ser 1997A Magnolia of
Millbrae Proj, 09-01-27                               7.375         BB           1,000              1,016,290
San Bernardino, County of,
 Cert of Part Ref Med Ctr Fin Proj, 08-01-17          5.500         AAA          2,500              2,734,750
San Diego County Water Auth,
 Water Rev Cert of Part Reg, 04-23-08                10.292#        AAA          1,000              1,242,560



See notes to
financial statements.


8


                                                            FINANCIAL STATEMENTS



STATE, ISSUER, DESCRIPTION,                           INTEREST      CREDIT      PAR VALUE
MATURITY DATE                                         RATE          RATING*     (000S OMITTED)          VALUE

California (continued)
San Joaquin Hills Transportation Corridor Agency,
 Toll Rd Rev Sr Lien, 01-01-33                        5.000%        Baa3       $1,000                $890,330
South Orange County Public Financing Auth,
 Spec Tax Rev, 08-15-17                              10.870#        AAA         7,500               8,087,550

Colorado 2.60%                                                                                      2,950,487
E-470 Public Highway Auth,
 Rev Cap Apprec Sr Ser 2000B, 09-01-35                Zero          BBB-       15,700               1,459,472
Northwest Parkway Public Highway Auth,
 Rev 1st Tier Sub Ser 2001D, 06-15-41                 7.125         BB+         1,500               1,491,015

Connecticut 0.69%                                                                                     780,323
Connecticut State Development Auth,
 Poll Control Rev Ref Ser 1993A Connecticut
 Light & Pwr, 09-01-28                                5.850         BBB           750                 780,323

Florida 17.45%                                                                                     19,816,961
Bonnet Creek Resort Community Development District,
 Spec Assessment Rev, 05-01-18                        7.250         BB          1,445               1,472,917
 Spec Assessment Rev, 05-01-34                        7.375         BB          1,055               1,080,826
Capital Projects Finance Auth,
 Student Hsg Rev Cap Projs Ln Prog Ser 2000A,
 08-15-31                                             7.850         BBB-        2,000               2,022,860
 Student Hsg Rev Cap Projs Ln Prog Ser 2001G,
 10-01-11                                             9.125         BBB         2,000               1,960,760
Capital Trust Agency,
 Rev Seminole Tribe Convention & Resort Facil
 Ser 2003A, 10-01-33                                  8.950         BB          1,000               1,100,960
 Rev Seminole Tribe Convention & Resort Facil
 Ser 2002A, 10-01-33                                 10.000         BB          1,000               1,172,730
Crossings at Fleming Island Community Development
 District, Spec Assessment Rev Ref Ser 2000C,
 05-01-30                                             7.100         BBB-        1,000               1,043,020
Grand Haven Community Development District,
 Spec Assessment Ser B, 05-01-19                      6.900         BB+           970                 965,286
Hillsborough County Industrial Development Auth,
 Hosp Rev Tampa General Hospital Proj Ser 2003B,
 10-01-34                                             5.250         Baa1        1,000                 926,280
Homestead, City of,
 Indl Dev Rev Ser A Community Rehab Proj,
 11-01-18                                             7.950         BB          3,470               3,507,094
Miami Beach Health Facilities Auth,
 Hosp Rev Ref Ser 2001A Mt Sinai Medical Ctr,
 11-15-11                                             6.125         BB          1,500               1,435,905
Poinciana Community Development District,
 Spec Assessment Ser 2000A, 05-01-31                  7.125         BB+           515                 535,523



                                                                                        See notes to
                                                                                        financial statements.


                                                                                                            9


FINANCIAL STATEMENTS



STATE, ISSUER, DESCRIPTION,                           INTEREST      CREDIT      PAR VALUE
MATURITY DATE                                         RATE          RATING*     (000S OMITTED)          VALUE

Florida (continued)
South Indian River Water Control District,
 Rev Egret Landing Proj Section 15 Phase 1, 11-01-18  7.500%        AA         $1,795              $1,847,576
Waterchase Community Development District,
 Cap Imp Rev Ser 2001A, 05-01-32                      6.700         BB            740                 745,224

Illinois 3.00%                                                                                      3,402,977
Bedford Park, City of,
 Tax Increment Rev Ref 71st & Cicero Proj, 01-01-06   7.000         BBB-          340                 345,947
 Tax Increment Rev Ref 71st & Cicero Proj, 01-01-12   7.375         BBB-        1,000               1,034,780
Illinois Educational Facilities Auth,
 Student Hsg Rev Edl Advancement Fund Univ Ctr
 Proj, 05-01-22                                       6.000         Baa2        1,000                 998,790
Round Lake Beach, City of,
 Tax Increment Rev Ref, 12-01-13                      7.500         BBB-        1,000               1,023,460

Iowa 0.20%                                                                                            232,342
Iowa Finance Auth,
 Hlth Care Facil Rev Ref Care
  Initiatives Proj, 07-01-25                          9.250         BB            200                 232,342

Kansas 2.54%                                                                                        2,881,800
Kansas Development Finance Auth,
 Multifamily Hsg Rev Ref Ser Y, 12-01-28              6.125         BBB-        1,000                 840,160
Prairie Village, City of,
 Rev Ser A Claridge Court Proj, 08-15-23              8.750         BBB-        2,000               2,041,640

Kentucky 1.98%                                                                                      2,243,725
Kenton County Airport Board,
 Spec Facil Rev Delta Airlines Proj Ser A, 02-01-21   7.125         B           1,500               1,285,245
Newport Public Properties,
 Corp Rev 1st Mtg Pub Prkg & Plaza Ser 2000A-1,
 01-01-27                                             8.500         BB          1,000                 958,480

Louisiana 1.65%                                                                                     1,879,385
Louisiana Public Facilities Auth,
 Progressive Hlthcare Rev Ser 1998B, 10-01-20         6.375         BB-         1,000                 800,270
Tobacco Settlement Financing Corp,
 Louisiana Tobacco Settlement Rev Asset Backed
 Bond Ser 2001B, 05-15-39                             5.875         BBB         1,500               1,079,115

Maryland 0.64%                                                                                        728,445
Maryland Economic Development Corp,
 Rev Student Hsg Sr Ser 2003A Univ of Maryland,
 10-01-23                                             5.625         Baa3          750                 728,445

Massachusetts 5.52%                                                                                 6,272,854
Massachusetts Development Finance Agency,
 Rev Mass College of Pharmacy & Allied Hlth
Sciences, 07-01-33                                    5.750         BBB         1,000                 977,600
 Resource Recovery Rev Ser 1998 Ogden Haverhill
 Proj, 12-01-19                                       5.500         BBB         1,700               1,529,949


See notes to
financial statements.


10


                                                            FINANCIAL STATEMENTS



STATE, ISSUER, DESCRIPTION,                           INTEREST      CREDIT      PAR VALUE
MATURITY DATE                                         RATE          RATING*     (000S OMITTED)          VALUE

Massachusetts (continued)
Massachusetts Health and Educational Facilities Auth,
 Rev Civic Investments Ser 2002B, 12-15-31            9.200%        BB         $2,500              $2,809,125
 Rev Jordan Hosp Ser 2003E, 10-01-33                  6.750         BBB-        1,000                 956,180

Michigan 3.94%                                                                                      4,475,189
Midland County Economic Development Corp,
 Poll Control Ltd Oblig Rev Ref Ser 2000A, 07-23-09   6.875         BB-         1,500               1,485,945
Waterford, Township of,
 Economic Dev Corp Rev Ref Canterbury Hlth, 01-01-39  6.000         BB-         3,615               2,989,244

Missouri 0.94%                                                                                      1,070,650
Fenton, City of,
 Tax Increment Rev Ref & Imp Gravois Bluffs, 10-01-21 7.000         BBB+        1,000               1,070,650

Nevada 1.63%                                                                                        1,850,440
Nevada Department of Business & Industry,
 Las Vegas Monorail Proj Rev 2nd Tier, 01-01-23       7.250         BB          1,000                 919,780
 Las Vegas Monorail Proj Rev 2nd Tier, 01-01-40       7.375         BB          1,000                 930,660

New Hampshire 1.12%                                                                                 1,277,070
New Hampshire Higher Educational & Health Facilities
 Auth, Rev Littleton Hosp Assn-Ser A, 05-01-18        5.900         BB-         1,500               1,277,070

New Jersey 6.13%                                                                                    6,967,615
Camden County Improvement Auth,
 Lease Rev Ser A Holt Hauling & Warehousing Proj (B),
 01-01-21                                             9.875         D           1,500                 291,750
New Jersey Economic Development Auth,
 Economic Dev Rev Ref Ser 1995J Holt Hauling Proj (B),
 11-01-23                                             8.500         D           2,500               2,490,250
New Jersey Health Care Facilities Financing Auth,
 Rev Care Institute Inc Cherry Hill Proj, 07-01-27    8.000         BB-         2,000               1,915,820
 St Peters Univ Hosp Rev Ser 2000A, 07-01-30          6.875         BBB         1,000               1,054,970
New Jersey Tobacco Settlement Financing Corp,
 Asset Backed Bond, 06-01-32                          6.375         BBB         1,000                 842,360
 Asset Backed Bond, 06-01-37                          6.000         BBB           500                 372,465

New Mexico 1.82%                                                                                    2,067,860
Farmington, City of,
 Poll Control Rev Ref Ser 2002A El Paso Electric Co
 Proj, 06-01-32                                       6.375         BB+         2,000               2,067,860

New York 2.26%                                                                                      2,567,008
Glen Cove Housing Auth,
 Rev Sr Living Facil The Mayfair Proj, 10-01-26       8.250         BB+         1,420               1,502,033
New York City Industrial Development Agency,
 Indl Dev Rev Ref LaGuardia Assoc LP
 Proj (B), 11-01-28                                   6.000         D           1,000                 574,780
Suffolk County Industrial Development Agency,
 Continuing Care Retire Cmty Rev Peconic Landing
 Ser 2000A, 10-01-30                                  8.000         BB+           500                 490,195


                                                                                        See notes to
                                                                                        financial statements.


                                                                                                           11


FINANCIAL STATEMENTS



STATE, ISSUER, DESCRIPTION,                           INTEREST      CREDIT      PAR VALUE
MATURITY DATE                                         RATE          RATING*     (000S OMITTED)          VALUE

Ohio 0.53%                                                                                           $604,580
Cleveland, City of,
 Airport Spec Rev Continental Airlines, Inc Proj,
 09-15-27                                             5.375%        B-         $1,000                 604,580

Oregon 2.47%                                                                                        2,801,456
Western Generation Agency,
 Rev 1994 Ser A Wauna Cogeneration Proj, 01-01-21     7.125         BBB-        2,800               2,801,456

Pennsylvania 0.83%                                                                                    939,930
Lehigh County General Purpose Auth,
 Rev Hosp-Saint Lukes Bethlehem, 08-15-23             5.250         BBB         1,000                 939,930

Rhode Island 2.30%                                                                                  2,608,300
Providence Redevelopment Agency,
  Cert of Part Ser 1994A, 09-01-24                    8.000         AA          2,015               2,167,737
Tiverton, Town of,
 Spec Oblig Tax Increment Rev Mount Hope Bay
 Village Ser A, 05-01-22                              6.875         BB            445                 440,563

South Carolina 0.80%                                                                                  911,230
South Carolina Jobs-Economic Development Auth,
 Rev Myrtle Beach Convention Ctr Ser 2001A, 04-01-36  6.625         BBB-        1,000                 911,230

South Dakota 0.35%                                                                                    401,945
Educational Enhancement Funding Corp,
 South Dakota Tobacco Settlement Asset Backed
 Bond Ser B, 06-01-32                                 6.500         BBB           500                 401,945

Tennessee 2.44%                                                                                     2,771,400
Chattanooga Industrial Development Board,
 Indl Dev Rev Ref Warehouse Row Ltd Proj, 12-15-12    7.000         BBB         1,900               1,702,210
Johnson City Health & Educational Facilities Board,
 Hosp Rev Ref 1st Mtg Mtn States Hlth Ser 2000A,
 07-01-33                                             7.500         Baa2        1,000               1,069,190

Texas 3.78%                                                                                         4,291,150
Bexar County Health Facilities Development Corp,
 Rev Ref Army Retirement Residence Proj, 07-01-32     6.300         BBB-          150                 151,561
Brazos River Auth,
 Poll Control Rev Ref Texas Utilities Co, 04-01-33    7.700         BBB         1,000               1,099,740
Gulf Coast Industrial Development Auth,
 Solid Waste Disposal Rev Citgo Petroleum Proj,
 04-01-28                                             8.000         Ba3         2,100               2,123,079
Metro Health Facilities Development Corp,
 Hosp Rev Wilson N Jones Mem Hosp Proj, 01-01-31      7.250         B1          1,000                 916,770

Utah 0.81%                                                                                            923,855
Carbon, County of,
 Solid Waste Disp Rev Ref Sunnyside Cogeneration
 Ser 1999A, 08-15-23                                  7.100         BB            900                 849,627


See notes to
financial statements.


12


                                                            FINANCIAL STATEMENTS



STATE, ISSUER, DESCRIPTION,                           INTEREST      CREDIT      PAR VALUE
MATURITY DATE                                         RATE          RATING*     (000S OMITTED)          VALUE

Utah (continued) Carbon, County of (cont.),
 Solid Waste Disp Rev Ref Sunnyside Cogeneration
 Ser 1999B, 08-15-24                                  Zero          BB           $290                 $74,228

Virginia 2.96%                                                                                      3,362,203
Hopewell Industrial Development Auth,
 Resource Recovery Rev Ref Stone Container Corp
 Proj, 06-01-16                                       8.250%        BB          2,400               2,443,560
Pocahontas Parkway Association,
 Toll Road Rev Cap Apprec 1st Tier Sub Ser 1998C,
 08-15-20                                             Zero          Ba1         4,000                 482,280
 Toll Road Rev Cap Apprec 1st Tier Sub Ser 1998C,
 08-15-21                                             Zero          Ba1         4,100                 436,363

Washington 1.36%                                                                                    1,541,810
Seattle, Port of,
 Spec Facil Rev Northwest Airlines, Inc
 Proj, 04-01-30                                       7.250         BB-           800                 669,880
Washington Tobacco Settlement Auth,
 Tobacco Settlement Rev Asset Backed Bond, 06-01-26   6.500         BBB         1,000                 871,930

Wisconsin 0.52%                                                                                       592,710
Badger Tobacco Asset Securitization Corp,
 Tobacco Settlement Asset Backed Bond, 06-01-32       6.375         BBB           750                 592,710

-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS  96.64%                                                                        $109,759,186
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET  3.36%                                                           $3,814,881
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS  100.00%                                                                        $113,574,067
-------------------------------------------------------------------------------------------------------------

 *  Credit ratings are unaudited and rated by Standard & Poors where available, or
    Moodys Investors Service, Fitch or John Hancock Advisers, LLC, where Standard &
    Poors ratings are not available.

 #  Represents rate in effect on August 31, 2003.

(B) Non-income producing issuer, filed for protection under the Federal
    Bankruptcy code or is in default on interest payment.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



                                                           See notes to
                                                           financial statements.


                                                                              13


FINANCIAL STATEMENTS

-------------
PORTFOLIO
CONCENTRATION
-------------

August 31, 2003
(unaudited)

This table shows the percentages of the Funds investments aggregated by various industries.


                                                        VALUE AS A PERCENTAGE
INDUSTRY DISTRIBUTION                                           OF NET ASSETS
--------------------------------------------------------------------------------

Revenue Bonds - Airport                                                  2.25%
Revenue Bonds - Authority                                                4.46
Revenue Bonds - Bridge & Toll Road                                       5.55
Revenue Bonds - Building                                                 0.97
Revenue Bonds - Economic Development                                     3.74
Revenue Bonds - Education                                                5.04
Revenue Bonds - Facility                                                 1.91
Revenue Bonds - Health                                                  20.85
Revenue Bonds - Highway                                                  1.31
Revenue Bonds - Housing                                                  2.22
Revenue Bonds - Improvement                                              1.69
Revenue Bonds - Industrial Development                                   7.06
Revenue Bonds - Industrial Revenue                                       2.45
Revenue Bonds - Multi-Family                                             0.74
Revenue Bonds - Other                                                    2.64
Revenue Bonds - Parking Garage/Authority                                 0.84
Revenue Bonds - Pollution Control                                        8.09
Revenue Bonds - Recreation Facility                                      1.95
Revenue Bonds - Special Tax                                              7.12
Revenue Bonds - Roadway/Street                                           2.52
Revenue Bonds - Solid Waste Disposal                                     1.93
Revenue Bonds - Special Assessment                                       3.57
Revenue Bonds - Student Loan                                             1.78
Revenue Bonds - Tax Increment                                            1.33
Revenue Bonds - Transportation                                           1.91
Revenue Bonds - Water                                                    2.72
Total tax-exempt long-term bonds                                        96.64%



See notes to
financial statements.


14


                                                            FINANCIAL STATEMENTS

-----------
ASSETS AND
LIABILITIES
-----------

August 31, 2003

This Statement of Assets and Liabilities is the Funds balance sheet. It shows the value of what the Fund owns, is due and owes. Youll also find the net asset value and the maximum offering price per share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $111,945,246)                            $109,759,186
Cash                                                                     806,492
Receivable for investments sold                                          986,710
Receivable for shares sold                                               177,585
Interest receivable                                                    2,376,681
Other assets                                                              46,059
Total assets                                                         114,152,713

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                        234,615
Payable for shares repurchased                                            95,865
Dividends payable                                                         70,779
Payable to affiliates
 Management fee                                                           58,858
 Distribution and service fee                                              8,673
 Other                                                                    11,855
Other payables and accrued expenses                                       98,001
Total liabilities                                                        578,646

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Capital paid-in                                                      133,329,652
Accumulated net realized loss on investments                         (17,563,160)
Net unrealized depreciation of investments                            (2,186,060)
Distributions in excess of net investment income                          (6,365)
Net assets                                                          $113,574,067

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Based on net asset values and shares outstanding
Class A ($71,126,139 / 8,741,722 shares)                                   $8.14
Class B ($36,822,333 / 4,526,093 shares)                                   $8.14
Class C ($5,625,595 / 691,474 shares)                                      $8.14

--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------
Class A1 ($8.14 / 95.5%)                                                   $8.52
Class C ($8.14 / 99%)                                                      $8.22


1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.



                                                           See notes to
                                                           financial statements.


                                                                              15


FINANCIAL STATEMENTS

----------
OPERATIONS
----------

For the year ended
August 31, 2003

This Statement of Operations summarizes the Funds investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                              $8,660,407

Total investment income                                                8,660,407

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                                718,980
Class A distribution and service fee                                     182,884
Class B distribution and service fee                                     419,556
Class C distribution and service fee                                      43,759
Transfer agent fee                                                       110,779
Registration and filing fee                                               63,022
Accounting and legal services fee                                         40,563
Auditing fee                                                              30,300
Custodian fee                                                             32,614
Printing                                                                  11,483
Miscellaneous                                                              9,010
Trustees fee                                                               6,960
Legal fee                                                                  1,759

Total expenses                                                         1,671,669

Less expense reductions                                                  (18,745)
Net expenses                                                           1,652,924

Net investment income                                                  7,007,483

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                      (2,086,797)
Change in unrealized appreciation (depreciation)
 of investments                                                       (2,227,144)

Net realized and unrealized loss                                      (4,313,941)

Increase in net assets from operations                                $2,693,542


See notes to
financial statements.



16


                                                            FINANCIAL STATEMENTS

----------
CHANGES IN
NET ASSETS
----------

These Statements of Changes in Net Assets show how the value of the Funds net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and any increase or decrease in money shareholders invested in the Fund.


                                                YEAR                  YEAR
                                                ENDED                ENDED
                                                8-31-02 1          8-31-03
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment income                        $7,365,985         $7,007,483
Net realized loss                            (3,753,237)        (2,086,797)
Change in net unrealized
 appreciation (depreciation)                 (2,134,249)        (2,227,144)
Increase in net assets
 resulting from operations                    1,478,499          2,693,542
Distributions to shareholders
From net investment income
Class A                                      (4,103,177)        (4,465,196)
Class B                                      (2,885,849)        (2,246,913)
Class C                                        (156,060)          (232,689)
                                             (7,145,086)        (6,944,798)

From Fund share transactions                  2,166,412         (5,721,536)

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                         127,047,034        123,546,859
End of period2                             $123,546,859       $113,574,067



1 Audited by previous auditor.
2 Includes accumulated (distributions in excess of) net investment income of $107,709 and ($6,365), respectively.



                                                           See notes to
                                                           financial statements.



                                                                              17


FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Funds net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                           8-31-99 1     8-31-00 1     8-31-01 1    8-31-02 1,2       8-31-03
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                     $9.65         $9.03         $8.60        $8.82             $8.43
Net investment income3                    0.53          0.53          0.52         0.53              0.51
Net realized and unrealized
 gain (loss) on investments              (0.62)        (0.43)         0.22        (0.40)            (0.29)
Total from
 investment operations                   (0.09)         0.10          0.74         0.13              0.22
Less distributions
From net investment income               (0.53)        (0.53)        (0.52)       (0.52)            (0.51)
Net asset value,
 end of period                           $9.03         $8.60         $8.82        $8.43             $8.14
Total return4,5 (%)                      (0.98)         1.24          8.88         1.56              2.63

---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                             $49           $47           $59          $74               $71
Ratio of expenses
 to average net assets (%)                0.98          1.05          1.05         1.08              1.09
Ratio of adjusted expenses
 to average net assets6 (%)               1.00          1.08          1.08         1.09              1.11
Ratio of net investment income
 to average net assets (%)                5.65          6.08          6.00         6.26              6.16
Portfolio turnover (%)                      39            31            49           52                35



See notes to
financial statements.



18


                                                           FINANCIAL  HIGHLIGHTS


CLASS B SHARES

PERIOD ENDED                           8-31-99 1     8-31-00 1     8-31-01 1    8-31-02 1,2       8-31-03

---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                     $9.65         $9.03         $8.60        $8.82             $8.43
Net investment income3                    0.47          0.46          0.46         0.46              0.45
Net realized and unrealized
 gain (loss) on investments              (0.62)        (0.43)         0.22        (0.40)            (0.30)
Total from
 investment operations                   (0.15)         0.03          0.68         0.06              0.15
Less distributions
From net investment income               (0.47)        (0.46)        (0.46)       (0.45)            (0.44)
Net asset value,
 end of period                           $9.03         $8.60         $8.82        $8.43             $8.14
Total return4,5 (%)                      (1.69)         0.49          8.12         0.81              1.87

---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                            $113           $81           $65          $46               $37
Ratio of expenses
 to average net assets (%)                1.71          1.79          1.76         1.83              1.84
Ratio of adjusted expenses
 to average net assets6 (%)               1.73          1.82          1.79         1.84              1.86
Ratio of net investment income
 to average net assets (%)                4.93          5.34          5.30         5.51              5.41
Portfolio turnover (%)                      39            31            49           52                35






                                                                                    See notes to
                                                                                    financial statements.



                                                                                                       19


FINANCIAL HIGHLIGHTS


CLASS C SHARES
PERIOD ENDED                           8-31-99 1,7   8-31-00 1     8-31-01 1    8-31-02 1,2       8-31-03
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                     $9.47         $9.03         $8.60        $8.82             $8.43
Net investment income3                    0.18          0.46          0.45         0.46              0.44
Net realized and unrealized
 gain (loss) on investments              (0.44)        (0.43)         0.22        (0.40)            (0.29)
Total from
 investment operations                   (0.26)         0.03          0.67         0.06              0.15
Less distributions
From net investment income               (0.18)        (0.46)        (0.45)       (0.45)            (0.44)
Net asset value,
 end of period                           $9.03         $8.60         $8.82        $8.43             $8.14
Total return4,5 (%)                      (2.70) 8       0.48          8.07         0.81              1.87

---------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                              __ 9          $1            $2           $4                $6
Ratio of expenses
 to average net assets (%)                1.74 10       1.80          1.80         1.83              1.84
Ratio of adjusted expenses
 to average net assets6 (%)               1.76 10       1.83          1.83         1.84              1.86
Ratio of net investment income
 to average net assets (%)                4.84 10       5.33          5.25         5.51              5.38
Portfolio turnover (%)                      39            31            49           52                35


 1 Audited by previous auditor.
 2 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 6.17%, 5.42%, and 5.42% for Class A, Class B, and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.
 3 Based on the average of the shares outstanding.
 4 Assumes  dividend  reinvestment  and does not reflect the effect of sales charges.
 5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
 6 Does not take into  consideration  expense  reductions during the periods shown.
 7 Class C shares began operations on 4-1-99.
 8 Not annualized.
 9 Less than $500,000.
10 Annualized.



See notes to
financial statements.



20


----------
NOTES TO
STATEMENTS
----------

NOTE A
Accounting policies

John Hancock High Yield Municipal Bond Fund (the Fund) is a diversified series of John Hancock Tax-Free Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service.
Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Funds portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees.
Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income,   common  expenses  and  realized  and  unrealized  gains  (losses)  are determined at the fund level and  allocated  daily to each class of shares based on the  appropriate  net  assets of the  respective  classes.  Distribution  and service  fees,  if any,  are  calculated  daily at the class  level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The  majority of expenses  are  directly  identifiable  to an  individual  fund.
Expenses that are not readily identifiable to a specific fund will be allocated in such a



                                                                              21



manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2003.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders.
Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $14,490,250 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains.
To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2004 - $3,207,633, August 31, 2005 - $716,668, August 31, 2006 - $3,041,181,
August 31, 2008 - $3,756,798, August 31, 2010 - $1,227,272 and August 31, 2011 -
$2,540,698. Net capital losses of $2,410,736 that are attributable to security transactions incurred after October 31, 2002, are treated as arising on September 1, 2003, the first day of the Funds next taxable year.

Interest and distributions

Interest income on investment  securities is recorded on the accrual basis.  The
Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Funds net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended
August  31,  2003,  the tax  character  of  distributions  paid was as  follows:
ordinary income $6,367 and exempt income $6,938,431. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2003, the components of  distributable  earnings on a tax basis
included  $91,202  of  undistributed   exempt  income.  Such  distributions  and
distributable earnings, on a tax basis, are determined in conformity with income tax regulations,  which may differ from accounting principles generally accepted in the United States of America.  Distributions  in excess of tax basis earnings and profits, if any, are reported in the Funds financial  statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.


22


NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first
$75,000,000 of the Funds average daily net asset value,  (b) 0.5625% of the next
$75,000,000 and (c) 0.50% of the Funds average daily net asset value in excess of $150,000,000.

The Fund has an agreement with its custodian bank under which custodian fees are reduced by balance credits applied during the period. Accordingly, the expense reduction related to custody fee offsets amounted to $18,745, or 0.02% of the Funds average net asset value, for the year ended August 31, 2003. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the
Conduct Rules, curtailment of a portion of the Funds 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges.  During the year ended August 31, 2003, JH Funds  received net up-front sales charges of $122,194 with regard to sales of Class A shares. Of this amount, $14,096 was retained and
used  for  printing  prospectuses,   advertising,  sales  literature  and  other
purposes, $105,176 was paid as sales commissions to unrelated broker-dealers and
$2,922 was paid as sales  commissions to sales personnel of Signator  Investors,
Inc.  (Signator  Investors),  a related  broker-dealer.  The  Advisers  indirect parent,  John Hancock Life  Insurance  Company  (JHLICo),  is the indirect  sole shareholder  of Signator  Investors.  During the year ended August 31, 2003,  JH
Funds  received  net up-front  sales  charges of $25,488 with regard to sales of
Class C  shares.  Of  this  amount,$25,486  was  paid as  sales  commissions  to unrelated broker-dealers and $2 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2003, CDSCs received by JH
Funds amounted to $61,012 for Class B shares and $1,771 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a



                                                                              23


monthly transfer agent fee at an annual rate of 0.01% of the Funds average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser  and/or its  affiliates,  as well as  Trustees  of the Fund.  The compensation  of  unaffiliated  Trustees is borne by the Fund. The  unaffiliated
Trustees may elect to defer for tax purposes their receipt of this  compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability
for  the  deferred  compensation.   Investments  to  cover  the  Funds  deferred
compensation  liability  are recorded on the Funds books as an other asset.  The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic  basis to  reflect  any income  earned by the investments as well as any unrealized gains or losses. The Deferred Compensation
Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                            YEAR ENDED 8-31-02 1                 YEAR ENDED 8-31-03
                                       SHARES           AMOUNT            SHARES             AMOUNT

---------------------------------------------------------------------------------------------------
CLASS A SHARES
---------------------------------------------------------------------------------------------------
Sold                                3,801,753      $32,288,237         1,335,739        $11,050,707
Distributions reinvested              202,848        1,719,012           246,327          2,037,245
Repurchased                        (1,980,942)     (16,788,608)       (1,605,674)       (13,304,499)
Net increase (decrease)             2,023,659      $17,218,641           (23,608)         ($216,547)

---------------------------------------------------------------------------------------------------
CLASS B SHARES
---------------------------------------------------------------------------------------------------
Sold                                1,143,763       $9,739,039           649,609         $5,384,777
Distributions reinvested              119,262        1,011,149           128,302          1,061,677
Repurchased                        (3,193,006)     (27,089,478)       (1,704,606)       (14,083,524)
Net decrease                       (1,929,981)    ($16,339,290)         (926,695)       ($7,637,070)

---------------------------------------------------------------------------------------------------
CLASS C SHARES
---------------------------------------------------------------------------------------------------
Sold                                  291,038       $2,536,809           346,312         $2,867,069
Distributions reinvested               17,555           78,072            14,996            123,883
Repurchased                          (157,607)      (1,327,820)         (103,457)          (858,871)
Net increase                          150,986       $1,287,061           257,851         $2,132,081

---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)               244,664       $2,166,412          (692,452)       ($5,721,536)
---------------------------------------------------------------------------------------------------

1 Audited by previous auditor.



24


NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2003, aggregated $40,829,165 and $48,687,415, respectively.

The  cost  of  investments  owned  on  August  31,  2003,  including  short-term investments, for federal income tax purposes was $111,687,506.  Gross unrealized
appreciation   and  depreciation  of  investments   aggregated   $5,508,803  and
$7,437,123,   respectively,   resulting  in  net  unrealized   depreciation   of
$1,928,320.  The  difference  between  book  basis and tax basis net  unrealized depreciation of investments is attributable  primarily to accretion of discounts on debt securities.

NOTE E Reclassification of accounts

During the year ended August 31, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $1,412,129, an increase in accumulated net investment loss of $176,759 and a decrease in capital paid-in of $1,235,370. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and accretion of market discount tax adjustment. The calculation of net investment income (loss) per share in the Funds Financial Highlights excludes these adjustments.

NOTE F
Change in Independent Auditor

Based on the  recommendation  of the Audit  Committee of the Fund,  the Board of
Trustees has determined not to retain Ernst & Young LLP as the Funds independent auditor  and voted to appoint  Deloitte  & Touche LLP for the fiscal  year ended
August 31, 2003.  During the two most recent  fiscal  years,  Ernst & Young LLPs audit reports  contained no adverse  opinion or disclaimer of opinion;  nor were
their  reports   qualified  as  to  uncertainty,   audit  scope,  or  accounting
principles.  Further,  there were no disagreements  between the Fund and Ernst &
Young LLP on accounting  principles,  financial  statements  disclosure or audit scope,  which,  if not resolved to the  satisfaction of Ernst & Young LLP, would have caused them to make reference to the disagreement in their reports.



                                                                              25


---------
AUDITORS'
REPORT
---------

Report of Deloitte & Touche LLP, Independent Auditors

To The Board of Trustees and Shareholders of
John Hancock High Yield Municipal Bond Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock High Yield Municipal Bond Fund (the
Fund) as of August 31, 2003, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year ending August 31, 2003. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended August 31, 2002, and the financial highlights for each of the years in the four-year period then ended, were audited by other auditors whose report dated October 4, 2002, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2003, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 10, 2003



26


-----------
TAX
INFORMATION
-----------

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2003.

None of the 2003 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.91% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 16.44%. None of the income dividends was derived from U.S. Treasury Bills.

If the Fund paid dividends during the fiscal year end, shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for calendar year 2003.






                                                                              27


----------
TRUSTEES
& OFFICERS
----------

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.
independent Trustees

                                                                                                      NUMBER OF
NAME, AGE                                                                       TRUSTEE               JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                               OF FUND               FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                               SINCE 1               BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
James F. Carlin, Born: 1940                                                     1994                              32
--------------------------------------------------------------------------------------------------------------------
Director and Treasurer,  Alpha  Analytical Inc.  (analytical laboratory) (since 1985); Part Owner and Treasurer, Lawrence
Carlin Insurance  Agency,  Inc. (since 1995); Part Owner and
Vice President,  Mone Lawrence Carlin Insurance Agency, Inc.
(since  1996);  Director  and  Treasurer,  Rizzo  Associates
(until 2000);  Chairman and CEO, Carlin  Consolidated,  Inc.
(management/investments) (since 1987); Director and Partner,
Proctor   Carlin  &  Co.,  Inc.   (until   1999);   Trustee,
Massachusetts  Health and  Education Tax Exempt Trust (since
1993);  Director  of the  following:  Uno  Restaurant  Corp.
(until  2001),  Arbella  Mutual  (insurance)  (until  2000),
HealthPlan Services, Inc. (until 1999), Flagship Healthcare,
Inc.  (until 1999),  Carlin  Insurance  Agency,  Inc. (until
1999);  Chairman,  Massachusetts  Board of Higher  Education
(until 1999).

--------------------------------------------------------------------------------------------------------------------
William H. Cunningham, Born: 1944                                               1987                              32
--------------------------------------------------------------------------------------------------------------------
Former  Chancellor,  University  of Texas  System and former
President  of  the  University  of  Texas,  Austin,   Texas;
Chairman and CEO, IBT Technologies (until 2001); Director of the following: The University of Texas Investment Management
Company   (until   2000),   Hire.com   (since   2000),   STC
Broadcasting,  Inc.  and  Sunrise  Television  Corp.  (until
2001), Symtx, Inc. (since 2001),  Adorno/ Rogers Technology,
Inc. (since 2001),  Pinnacle Foods Corporation (since 2001),
rateGenius  (since 2001),  LaQuinta Motor Inns,  Inc. (hotel
management    company)    (until   1998),    Jefferson-Pilot
Corporation  (diversified  life  insurance  company)  (since
1985),  New  Century  Equity  Holdings   (formerly   Billing
Concepts) (until 2001), eCertain (until 2001),  ClassMap.com
(until 2001),  Agile Ventures  (until 2001),  LBJ Foundation
(until 2000),  Golfsmith  International,  Inc. (until 2000),
Metamor  Worldwide  (until 2000),  AskRed.com  (until 2001),
Southwest  Airlines  (since 2000) and Introgen (since 2000);
Advisory  Director,  Q Investments  (since  2000);  Advisory
Director, Chase Bank (formerly Texas Commerce Bank - Austin)
(since  1988),  LIN  Television   (since  2002)  and  WilTel
Communications (since 2002).

--------------------------------------------------------------------------------------------------------------------
Ronald R. Dion, Born: 1946                                                      1998                              32
--------------------------------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  R.M.  Bradley & Co.,
Inc.;  Director,  The New England Council and  Massachusetts
Roundtable;  Trustee, North Shore Medical Center;  Director,
BJs  Wholesale  Club,  Inc. and a corporator  of the Eastern
Bank; Trustee, Emmanuel College.



28


--------------------------------------------------------------------------------------------------------------------
Charles L. Ladner,2 Born: 1938                                                  1994                              32
--------------------------------------------------------------------------------------------------------------------
Chairman and Trustee,  Dunwoody  Village,  Inc.  (retirement
services);   Senior  Vice  President  and  Chief   Financial
Officer,  UGI Corporation  (Public Utility Holding  Company)
(retired  1998);  Vice  President and Director for AmeriGas,
Inc.  (retired 1998);  Director of AmeriGas  Partners,  L.P.
(until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since
2001).

--------------------------------------------------------------------------------------------------------------------
Steven Pruchansky, Born: 1944                                                   1994                              32
--------------------------------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  Mast Holdings,  Inc.
(since 2000);  Director and President,  Mast Holdings,  Inc.
(until 2000); Managing Director, JonJames, LLC (real estate)
(since 2001); Director, First Signature Bank & Trust Company
(until  1991);  Director,  Mast Realty Trust  (until  1994);
President, Maxwell Building Corp. (until 1991).

--------------------------------------------------------------------------------------------------------------------
Norman H. Smith, Born: 1933                                                     1994                              32
--------------------------------------------------------------------------------------------------------------------
Lieutenant General, United States Marine Corps; Deputy Chief
of Staff for  Manpower  and  Reserve  Affairs,  Headquarters
Marine Corps;  Commanding  General III Marine  Expeditionary
Force/3rd Marine Division (retired 1991).

--------------------------------------------------------------------------------------------------------------------
John P. Toolan,2 Born: 1930                                                     1994                              32
--------------------------------------------------------------------------------------------------------------------
Director, The Smith Barney Muni Bond Funds, The Smith Barney
Tax-Free  Money  Funds,  Inc.,  Vantage  Money  Market Funds
(mutual   funds),   The   Inefficient-Market    Fund,   Inc.
(closed-end  investment  company);  Chairman,  Smith  Barney
Trust Company of Florida  (retired  1991);  Director,  Smith
Barney,  Inc.,  Mutual  Management  Company and Smith Barney
Advisers,  Inc. (investment advisers) (retired 1991); Senior
Executive  Vice  President,   Director  and  member  of  the
Executive  Committee,  Smith  Barney,  Harris  Upham  & Co.,
Incorporated (investment bankers) (until 1991).


INTERESTED TRUSTEES 3


NAME, AGE                                                                                             NUMBER OF
POSITION(S) HELD WITH FUND                                                      TRUSTEE               JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                               OF FUND               FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                               SINCE 1               BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
John M. DeCiccio, Born: 1948                                                    2001                              54
--------------------------------------------------------------------------------------------------------------------
Trustee
Executive Vice President and Chief Investment Officer,  John
Hancock Financial Services,  Inc.; Director,  Executive Vice
President and Chief  Investment  Officer,  John Hancock Life
Insurance  Company;  Chairman of the Committee of Finance of
John Hancock Life Insurance Company;  Director, John Hancock
Subsidiaries,  LLC  (Subsidiaries,   LLC),  Hancock  Natural
Resource Group,  Independence  Investment  LLC,  Declaration
Management  Research  LLC, John Hancock  Advisers,  LLC (the
Adviser),  The Berkeley  Financial  Group, LLC (The Berkeley
Group),  John Hancock  Funds,  LLC (John Hancock  Funds) and
Massachusetts  Business Development  Corporation;  Director,
John Hancock Insurance Agency, Inc. (Insurance Agency, Inc.)
(until 1999).



                                                                              29


INTERESTED TRUSTEES 3 (continued)


NAME, AGE                                                                                             NUMBER OF
POSITION(S) HELD WITH FUND                                                      TRUSTEE               JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                               OF FUND               FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                               SINCE 1               BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Maureen Ford Goldfarb, Born: 1955                                               2000                              54
--------------------------------------------------------------------------------------------------------------------
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President,  John Hancock Financial  Services,
Inc.,  John  Hancock  Life  Insurance   Company;   Chairman,
Director, President and Chief Executive Officer, the Adviser
and The Berkeley Group;  Chairman,  Director,  President and
Chief  Executive  Officer,  John  Hancock  Funds;  Chairman,
Director,  President and Chief Executive Officer,  Sovereign
Asset   Management   Corporation    (SAMCorp.);    Director,
Independence Investment LLC, Subsidiaries, LLC and Signature
Services;  Senior Vice President,  MassMutual  Insurance Co.
(until 1999).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES


NAME, AGE
POSITION(S) HELD WITH FUND                                                                                   OFFICER
PRINCIPAL OCCUPATION(S) AND OTHER                                                                            OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                            SINCE 1
--------------------------------------------------------------------------------------------------------------------
Richard A. Brown, Born: 1949                                                                                    2000
--------------------------------------------------------------------------------------------------------------------
Senior
Vice President and Chief Financial Officer
Senior  Vice   President,   Chief   Financial   Officer  and
Treasurer,  the Adviser, John Hancock Funds and The Berkeley
Group;   Second   Vice   President   and  Senior   Associate
Controller, Corporate Tax Department, John Hancock Financial
Services, Inc. (until 2001).

--------------------------------------------------------------------------------------------------------------------
Thomas H. Connors, Born: 1959                                                                                   1994
--------------------------------------------------------------------------------------------------------------------
Vice President and Compliance Officer
Vice President and Compliance Officer,  the Adviser and each of the John  Hancock  funds;  Vice  President,  John Hancock
Funds.

--------------------------------------------------------------------------------------------------------------------
William H. King, Born: 1952                                                                                     1994
--------------------------------------------------------------------------------------------------------------------
Vice President and Treasurer
Vice President and Assistant  Treasurer,  the Adviser;  Vice
President and  Treasurer of each of the John Hancock  funds;
Assistant Treasurer of each of the John Hancock funds (until
2001).

--------------------------------------------------------------------------------------------------------------------
Susan S. Newton, Born: 1950                                                                                     1994
--------------------------------------------------------------------------------------------------------------------
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice  President,  Secretary and Chief Legal  Officer,
SAMCorp.,  the Adviser and each of the John  Hancock  funds,
John Hancock Funds and The Berkeley  Group;  Vice President,
Signature  Services  (until  2000);  Director,  Senior  Vice
President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested   Trustees  hold  positions  with  the  Funds  investment   adviser,
  underwriter and certain other affiliates.

----------
OUR FAMILY
OF FUNDS
----------

--------------------------------------------------------------------------------
Equity                               Balanced Fund
                                     Classic Value Fund
                                     Core Equity Fund
                                     Focused Equity Fund
                                     Growth Trends
                                     Fund International Fund
                                     Large Cap Equity Fund
                                     Large Cap Growth Fund
                                     Large Cap Select Fund
                                     Mid Cap Growth Fund
                                     Multi Cap Growth Fund
                                     Small Cap Equity Fund
                                     Small Cap Growth Fund
                                     Sovereign Investors Fund
                                     U.S. Global Leaders Growth Fund
--------------------------------------------------------------------------------
Sector                               Biotechnology Fund
                                     Financial Industries Fund
                                     Health Sciences Fund
                                     Real Estate Fund
                                     Regional Bank Fund
                                     Technology Fund
--------------------------------------------------------------------------------
Income                               Bond Fund
                                     Government Income Fund
                                     High Income Fund
                                     High Yield Bond Fund
                                     Investment Grade Bond Fund
                                     Strategic Income Fund
--------------------------------------------------------------------------------
Tax-Free Income                      California Tax-Free Income Fund
                                     High Yield Municipal Bond Fund
                                     Massachusetts Tax-Free Income Fund
                                     New York Tax-Free Income Fund
                                     Tax-Free Bond Fund
--------------------------------------------------------------------------------
Money Market                         Money Market Fund
                                     U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

----------
ELECTRONIC
DELIVERY
----------

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, well notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

[] No more waiting for the mail to arrive; youll receive an e-mail notification as soon as the document is ready for online viewing.

[] Reduces the amount of paper mail you receive from John Hancock Funds.

[] Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

-----------
FOR YOUR
INFORMATION
-----------

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

--------------------------------------------------------------------------------

HOW TO
CONTACT US
----------


On the Internet                        www.jhfunds.com

By regular mail                        John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA 02217-1000

By express mail                        John Hancock Signature Services, Inc.
                                       Attn:  Mutual Fund Image Operations
                                       529 Main Street
                                       Charlestown, MA 02129

Customer service representatives       1-800-225-5291

24-hour automated information          1-800-338-8080

TDD line                               1-800-554-6713

The Funds voting policies and procedures are available without charge, upon request:

By phone                               1-800-225-5291

On the Funds Web site                  www.jhfunds.com/proxy

On the SECs Web site                   www.sec.gov
--------------------------------------------------------------------------------

[LOGO] John Hancock

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery


This report is for the information of the shareholders of the John Hancock High Yield Municipal Bond Fund.

                                                                     5900A  8/03
                                                                           10/03

John Hancock
Tax-Free
Bond Fund

ANNUAL
REPORT

8.31.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 21

Trustees & officers
page 35

For your information
page 41


Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would soon begin to strengthen. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains for the first eight months of the year. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 35.56% through August, while the Dow Jones Industrial Average was up 14.68% and the Standard & Poor's 500 Index returned 15.94%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 18.53% through August, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund, you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 1-800-732-5543. Separately, for information about your investments in John Hancock mutual funds, please contact your financial adviser or our Customer Service representatives at 1-800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of August 31, 2003. They are subject to change at any time.


YOUR FUND
AT A GLANCE

The Fund seeks a
high level of
interest income
exempt from fed-
eral income taxes
as is consistent
with preservation
of capital.

Over the last twelve months

* The bond markets were volatile in response to changing views on the direction of inflation, interest rates and the economy.

* The Fund's performance lagged due to holdings in tobacco bonds and bonds with heightened rate sensitivity.

* The Fund benefited from holdings in the utilities sector.

[Bar chart with heading "John Hancock Tax-Free Bond Fund." Under the heading is a note that reads "Fund performance for the year ended August 31, 2003." The chart is scaled in increments of 1% with -1% at the bottom and 1% at the top. The first bar represents the 0.70% total return for Class A. The second bar represents the -0.05% total return for Class B. The third bar represents the -0.05% total return for Class
C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.0%   Foothill/Eastern Transportation Corridor Agency, 1-1-16, 6.000%
 3.2%   Puerto Rico, Commonwealth of, 7-1-11, 10.720%
 3.1%   Puerto Rico Highway and Transportation Auth., 1-1-08, 10.665%
 3.0%   Foothill/Eastern Transportation Corridor Agency, 1-1-19, Zero
 2.8%   Madera, County of, 3-15-15, 6.500%
 2.1%   Clark, County of, 12-1-33, 6.500%
 1.8%   San Bernardino, County of, 8-1-17, 5.500%
 1.6%   Port Auth. of New York and New Jersey, 10-1-19, 6.750%
 1.5%   Triborough Bridge & Tunnel Auth., 1-1-22, Zero
 1.5%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 10.755%

As a percentage of net assets on August 31, 2003.



MANAGERS'
REPORT

BY DIANNE SALES, CFA, AND JAMES T. COLBY III,
PORTFOLIO MANAGERS

John Hancock
Tax-Free Bond Fund

James T. Colby joined John Hancock Funds' tax-exempt management team in July 2003. A vice president, he has 23 years of investment experience.

After three consecutive years of strong gains, municipal bonds turned in lackluster results for the 12-month period ending August 31, 2003. During much of the period, munis rallied in response to interest-rate cuts by the Federal Reserve Board, continued strong demand for fixed-income investments and disappointingly slow economic growth, which kept a lid on inflationary pressures. But by late spring 2003, demand for bonds began to cool when the Iraq-related uncertainties that had weighed on the economy eased. In early summer, signs of domestic and global economic improvement, better-than-expected corporate earnings, and a growing sense that the Fed's next move would be to raise, rather than lower, interest rates dramatically lessened the demand for bonds and caused an unexpectedly abrupt selloff. From mid-June through the end of July, municipal bonds suffered one of their worst six-week periods ever, more than erasing the gains they had enjoyed earlier in the period. In August, the bond markets recovered, boosted by low inflation numbers and comments from the Fed supporting continued low interest rates.

"After three consecutive
 years of strong gains,
 municipal bonds turned
 in lackluster results..."

Overall, state general-obligation credits suffered during this period as the weak economic conditions that gripped the nation during much of the period were mirrored -- and magnified -- in weak state income- and sales-tax collections. Most states struggled to balance their budgets, and often found themselves turning to the bond market to borrow their way out of the current year's financial difficulties. In many states, this led to unusually high issuance levels, and underperformance by top-quality names. The Fund's traditional underweighting in these names protected it from the worst of these downgrades.

[Photos of Dianne Sales and James T. Colby flush right next to first paragraph.]

PERFORMANCE REVIEW

For the 12 months ended August 31, 2003, John Hancock Tax-Free Bond Fund's Class A, Class B and Class C shares returned 0.70%, -0.05% and -0.05%, respectively, at net asset value. For the same one-year period, the average general municipal bond fund returned 2.12%, according to Lipper, Inc.,1 and the Lehman Brothers Municipal Bond Index returned 3.14%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

"...our holdings in essential-
 purpose bonds -- such as
 municipal- and investor-
 owned water, sewer and
 electric utilities -- bene-
 fited the Fund."

The Fund's performance lag can be attributed in part to our holdings in long-duration bonds, which helped throughout most of the period but detracted from performance more recently. Duration is a measure of how sensitive a bond's price is to interest-rate changes. The longer the duration, the more sensitive the bond's price. When rates were declining, and prices rising, these long-duration bonds performed well. But when rates and bond yields moved higher in the summer, they underperformed. Given the dramatic shift in investor sentiment and the direction of the bond market, we've shortened the portfolio's duration, selling some of those long-duration bonds in the process.

Also detracting from performance were our holdings in tobacco asset-securitized bonds. These bonds initially came under pressure due to an increase in supply, and were further depressed by concerns about unresolved litigation against Philip Morris, a major participant in the tobacco company settlement with the states. Although we trimmed our tobacco holdings in order to side-step these near-term challenges, we held onto the bulk of our position because we believe they offer a good combination of value and yield.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Health 13%, the second is Pollution control 9%, the third Transportation 9%, the fourth Electric 7% and the fifth Bridge & toll road 6%.]

ESSENTIAL-PURPOSE BONDS A POSITIVE

In terms of sector selection, our holdings in essential-purpose bonds -- such as municipal- and investor-owned water, sewer and electric utilities -- benefited the Fund. Bonds issued by utilities enjoyed more stable revenues amid weak economic conditions because of the essential nature of their services. Careful credit selection in education and health-care names also provided value to our shareholders.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 8-31-03." From top to bottom: Revenue bonds 90%, General obligation bonds 6% and Other 4%.]

Another strong performance came from our position in Harvard Pilgrim Health Care. Financial troubles at this HMO forced the state of Massachusetts to take control in the late 1990s. Since our purchase of these securities, HPHC has turned itself around by increasing enrollment and managing costs, and investors have benefited accordingly.

OUTLOOK

We believe that the economy will continue to improve through the end of 2003, although the extent of that improvement is debatable. Arguing in favor of very strong economic growth is the massive economic stimulus resulting from tax cuts and the Federal Reserve Board's stated commitment to keeping the economy growing. However, we think it's more likely that the pace of growth will be more gradual because higher mortgage rates and a weak job market could dampen consumer spending, keeping a lid on inflation.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Longer-duration bonds followed by a down arrow with the phrase "Rising interest rates pressure prices." The second listing is Essential-purpose bonds followed by an up arrow with the phrase "Steady revenues amid economic weakness." The third listing is Tobacco bonds followed by a down arrow with the phrase "Litigation worries and heavy supply."]

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
August 31, 2003

                                            Class A      Class B      Class C
Inception date                               1-5-90     12-31-91       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                     -3.83%       -4.84%       -2.04%
Five years                                    2.40%        2.25%          --
Ten years                                     4.17%        4.02%          --
Since inception                                 --           --         2.35%

Cumulative total returns with maximum sales charge (POP)
One year                                     -3.83%       -4.84%       -2.04%
Five years                                   12.58%       11.76%          --
Ten years                                    50.43%       48.32%          --
Since inception                                 --           --        10.79%

SEC 30-day yield as of August 31, 2003
                                              4.71%        4.18%        4.14%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $17,644 as of August 31, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Tax-Free Bond Fund, without sales charge (NAV), and is equal to $15,750 as of August 31, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock Tax-Free Bond Fund, with maximum sales charge, and is equal to $15,045 as of August 31, 2003.

                  Cum Value        Cum Value       Lehman
                   of $10K          of $10K       Municipal
Plot Date         (No Load)        (w/Load)      Bond Index

8/31/1993          $10,000          $9,500        $10,000
2/28/1994           10,127           9,673         10,105
8/31/1994            9,818           9,378         10,014
2/28/1995           10,027           9,578         10,295
8/31/1995           10,479          10,009         10,902
2/29/1996           11,174          10,673         11,432
8/31/1996           11,194          10,692         11,473
2/28/1997           11,739          11,213         12,062
8/31/1997           12,251          11,702         12,533
2/28/1998           12,963          12,382         13,164
8/31/1998           13,359          12,761         13,617
2/28/1999           13,577          12,968         13,974
8/31/1999           13,234          12,642         13,695
2/29/2000           13,108          12,521         13,663
8/31/2000           13,909          13,286         14,608
2/28/2001           14,532          13,881         15,371
8/31/2001           15,284          14,599         16,102
2/28/2002           15,149          14,471         16,422
8/31/2002           15,641          14,940         17,107
2/28/2003           15,932          15,218         17,681
8/31/2003           15,750          15,045         17,644

                                    Class B 1    Class C 1
Period beginning                    8-31-93       4-1-99
Without sales charge                $14,832      $11,192
With maximum sales charge                --      $11,079
Index                               $17,644      $12,607

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of August 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
August 31, 2003

This schedule has one main category, tax-exempt long-term bonds, which are broken down by state or territory. Under each state or territory is a list of the securities owned by the Fund.

STATE, ISSUER, DESCRIPTION,                                        INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE   RATING*  (000s OMITTED)           VALUE
TAX-EXEMPT LONG-TERM BONDS 96.11%                                                                        $541,872,918
(Cost $505,789,356)

Arizona 1.36%                                                                                               7,663,125
  Arizona Health Facilities Auth,
  Hosp Sys Rev Ref Phoenix Memorial Hosp Proj,
  06-01-21 (B)                                                        8.200%     D             $2,150         462,250
Arizona Municipal Financing Program,
  Cert of Part Ser 25, 08-01-14                                       7.875      AAA            1,000       1,288,450
Maricopa County Pollution Control Corp,
  Poll Control Rev Ref Ser 1985A El Paso Electric Co,
  08-01-15                                                            6.375      BB+            2,500       2,584,825
Navajo County Industrial Development Auth,
  Ind'l Dev Rev Stone Container Corp Proj, 06-01-27                   7.200      B              1,000         995,560
Phoenix Civic Improvement Corp,
  Wastewater Sys Rev Jr Lien, 07-01-24                                6.000      AAA            2,000       2,332,040

Arkansas 0.17%                                                                                                979,690
Northwest Regional Airport Auth,
  Airport Rev Ref, 02-01-23                                           5.250      A              1,000         979,690

California 21.91%                                                                                         123,540,799
Anaheim Public Financing Auth,
  Sub Lease Rev 1997 Cap Apprec Ser C Anaheim
  Pub Imp Proj, 09-01-22                                               Zero      AAA            5,150       1,786,174
California Infrastructure & Economic Development Bank,
  Rev Bay Area Toll Bridges 1st Lien Ser 2003A, 07-01-29              5.000      AAA            4,000       3,937,000
California, University of,
  Rev Ser 2002O Multiple Purpose Projs, 09-01-31                      5.125      AAA            3,000       2,997,780
Foothill/Eastern Transportation Corridor Agency,
  Toll Rd Rev Fixed Rate Cap Apprec Ser 1995A,
  01-01-19                                                             Zero      AAA           36,600      16,929,696
  Toll Rd Rev Fixed Rate Cap Apprec Ser 1995A,
  01-01-20                                                             Zero      AAA           10,000       4,336,200
  Toll Rd Rev Fixed Rate Current Int Ser 1995A,
  01-01-16                                                            6.000      AAA           19,800      22,785,444
  Toll Rd Rev Ref Cap Apprec, 01-15-25                                 Zero      BBB-           5,000       1,366,750
Madera, County of,
  Cert of Part Valley Children's Hosp, 03-15-15                       6.500      AAA           13,185      15,749,351
Millbrae, City of,
  Residential Facil Rev Ser 1997A Magnolia of Millbrae
  Proj, 09-01-27                                                      7.375      BB             2,000       2,032,580
Sacramento City Financing Auth,
  Rev Sr Convention Ctr Hotel Proj Ser 1999A, 01-01-30                6.250      BB+            5,000       4,877,850
San Bernardino, County of,
  Cert of Part Ref Medical Ctr Fin Proj, 08-01-17                     5.500      AAA            9,130       9,987,307
  Cert of Part Ref Medical Ctr Fin Proj, 08-01-22                     5.500      A              2,500       2,565,200
San Diego, City of,
  Cert Undivided Int Wtr Util Fund Net Sys Rev, 08-01-28              4.750      AAA            3,000       2,812,500
San Diego Redevelopment Agency,
  Tax Alloc Ref City Heights Proj Ser 1999A, 09-01-23                 5.750      BB                25          24,766
San Joaquin Hills Transportation Corridor Agency,
  Toll Rd Rev Jr Lien Cap Apprec, 01-01-10                             Zero      AAA            6,250       4,941,625
  Toll Rd Rev Ref Conv Cap Apprec Ser 1997A, 01-15-17                  Zero      BB            10,000       7,616,000
  Toll Rd Rev Sr Lien Cap Apprec, 01-01-14                             Zero      AAA            5,000       3,156,100
  Toll Rd Rev Sr Lien Cap Apprec, 01-01-17                             Zero      AAA            4,900       2,575,685
  Toll Rd Rev Sr Lien Cap Apprec, 01-01-19                             Zero      AAA           15,510       7,174,306
  Toll Rd Rev Sr Lien Cap Apprec, 01-01-20                             Zero      AAA            2,000         867,240
  Toll Rd Rev Sr Lien Cap Apprec, 01-01-23                             Zero      AAA            7,500       2,686,425
Santa Ana Financing Auth,
  Lease Rev Police Admin & Holding Facil Ser A,
  07-01-19                                                            6.250      AAA            2,000       2,334,820

Colorado 1.43%                                                                                              8,036,603
Colorado Health Facilities Auth,
  Rev Vail Valley Medical Ctr Proj, 01-15-27                          5.800      BBB            1,000       1,000,710
Denver, City and County of,
  Airport Sys Rev Ser 1994A Preref, 11-15-23                          7.500      A                535         584,867
  Airport Sys Rev Ser 1994A Unref Bal, 11-15-23                       7.500      A              2,565       2,766,686
E-470 Public Highway Auth,
  Rev Cap Apprec Sr Ser 2000B, 09-01-34                                Zero      BBB-           7,000         702,310
Northwest Parkway Public Highway Auth,
  Rev 1st Tier Sub Ser 2001D, 06-15-41                                7.125      BB+            3,000       2,982,030

District of Columbia 1.11%                                                                                  6,263,800
District of Columbia,
  Rev Cap Apprec Univ of Georgetown Ser A, 04-01-33                    Zero      AAA           17,345       2,992,880
District of Columbia Tobacco Settlement Financing Corp,
  Tobacco Settlement Rev Asset Backed Bond,
  05-15-40                                                            6.750      BBB            4,000       3,270,920

Florida 8.87%                                                                                              49,999,870
Bonnet Creek Resort Community Development District,
  Spec Assessment Rev, 05-01-18                                       7.250      BB             1,000       1,019,320
  Spec Assessment Rev, 05-01-34                                       7.375      BB             1,500       1,536,720
Capital Projects Finance Auth,
  Student Hsg Rev Cap Projs Ln Prog Ser 2000A,
  08-15-31                                                            7.850      BBB-           3,500       3,540,005
  Student Hsg Rev Cap Projs Ln Prog Ser 2001G,
  10-01-11                                                            9.125      BBB            2,000       1,960,760
Capital Trust Agency,
  Rev Seminole Tribe Convention & Resort Hotel
  Facil Ser 2002A, 10-01-33                                          10.000      BB             5,000       5,863,650
  Rev Seminole Tribe Convention & Resort Hotel
  Facil Ser 2003A, 10-01-33                                           8.950      BB             3,500       3,853,360
Crossings at Fleming Island Community Development
  District, Spec Assessment Rev Ref Ser 2000C,
  05-01-30                                                            7.100      BBB-           1,000       1,043,020
Dade, County of,
  Professional Sports Franchise Facil Tax Rev Cap
  Apprec, 10-01-27                                                     Zero      AAA            5,500       1,475,595
Hernando County Industrial Development Auth,
  Rev Ref 2nd Fla Crushed Stone Co, 12-01-14                          8.500      BBB-             200         204,840
Hernando, County of,
  Rev Criminal Justice Complex Fin Proj, 07-01-16                     7.650      AAA              500         656,955
Hillsborough County Aviation Auth,
  Rev Ser B Tampa International Airport, 10-01-17                     6.000      AAA            5,880       6,686,971
Hillsborough County Industrial Development Auth,
  Hosp Rev Ref Ser 2003A Tampa General Hosp Proj,
  10-01-24                                                            5.250      Baa1           2,000       1,890,260
  Hosp Rev Ref Ser 2003B Tampa General Hosp Proj,
  10-01-28                                                            5.250      Baa1           1,000         932,710
Miami-Dade, County of,
  Spec Oblig Sub Ser 1997B, 10-01-32                                   Zero      AAA            7,780       1,397,521
  Spec Oblig Sub Ser 1997B, 10-01-33                                   Zero      AAA            2,000         338,680
  Spec Oblig Sub Ser 1997B, 10-01-34                                   Zero      AAA            3,895         621,759
Orange County Health Facilities Auth,
  Rev Hosp Orlando Regional Healthcare Sys, 12-01-32                  5.750      A-             1,000       1,013,500
Orange County School Board,
  Cert of Part Ref Ser 1997A, 08-01-13                                 Zero      Aaa           10,365       6,577,733
Orlando Urban Community Development District,
  Cap Impt Ser 2001A, 05-01-33                                        6.950      BB+            2,500       2,528,825
Orlando Utilities Commission,
  Wtr & Elec Sub Rev Ser 1989D, 10-01-17                              6.750      AA-            2,200       2,638,196
Pinellas County Educational Facilities Auth,
  Rev Barry Univ Proj, 10-01-30                                       5.875      AA             1,260       1,328,267
South Miami Health Facilities Auth,
  Hosp Rev Baptist Health South Florida Group, 11-15-28               5.200      A+             2,000       1,944,020
Stoneybrook West Community Development District,
  Spec Assessment Rev Ser 2000A, 05-01-32                             7.000      BB               500         514,245
  Spec Assessment Rev Ser 2000B, 05-01-10                             6.450      BB               430         432,958

Georgia 3.70%                                                                                              20,887,701
Georgia Municipal Electric Auth,
  Pwr Rev Ref Ser BB, 01-01-19                                        5.700      A+             1,000       1,093,520
  Pwr Rev Ref Ser Y, 01-01-17                                         6.500      AAA              145         172,825
  Pwr Rev Ref Ser Y Unref Bal, 01-01-17                               6.500      AAA            3,355       3,951,452
  Pwr Rev Ser C, 01-01-19                                             5.700      AAA            5,000       5,510,600
  Pwr Rev Ser EE, 01-01-24                                            7.250      AAA            2,000       2,585,360
  Pwr Rev Ser Z, 01-01-20                                             5.500      AAA            5,840       6,412,554
Monroe County Development Auth,
  Poll Control Rev Ser A Oglethorpe Pwr Corp
  Scherer Proj, 01-01-12                                              6.800      A              1,000       1,161,390

Illinois 4.32%                                                                                             24,338,114
Chicago, City of,
  Rev O'Hare Intl Airport 3rd Lien Ser 2003B-1, 01-01-34              5.250      AAA            2,000       1,999,860
  Skyway Toll Bridge Rev Ref Ser 1994, 01-01-17                       6.750      AAA            2,000       2,078,920
  Wastewater Transm Rev Ref Cap Apprec Ser 1998A,
  01-01-22                                                             Zero      AAA           10,000       3,625,300
Godfrey, City of,
  United Methodist Village Rev Ser 1999A, 11-15-29                    5.875      BB+            1,375       1,100,371
Illinois Development Finance Auth,
  Poll Control Rev Ref Commonwealth Edison Co Proj,
  01-15-14                                                            5.850      AAA            3,000       3,369,240
Illinois Educational Facilities Auth,
  Student Hsg Rev Edl Advancement Fund Univ Ctr Proj,
  05-01-22                                                            6.000      Baa2           1,000         998,790
  Student Hsg Rev Edl Advancement Fund Univ Ctr Proj,
  05-01-30                                                            6.250      Baa2           3,000       3,030,030
Illinois Health Facilities Auth,
  Rev Ref Friendship Vlg Schamburg, 12-01-08                          6.750      BBB            1,640       1,641,919
  Rev Ref Ser 1992 Mercy Hosp & Medical Ctr Proj,
  01-01-07 (B)                                                        7.000      CCC            1,240         535,010
Metropolitan Pier & Exposition Auth,
  Dedicated State Tax Rev McCormick Place Exp
  Ser 2002A, 06-15-42                                                 5.250      AAA            3,000       3,013,200
Round Lake, Village of,
  Spec Tax Rev Lakewood Grove Spec Serv Area No. 1,
  03-01-33                                                            6.700      BBB-           1,000       1,024,160
Saint Clair, County of,
  GO Unltd Ref Cap Apprec, 10-01-28                                    Zero      AAA            8,455       1,921,314

Indiana 0.71%                                                                                               4,015,560
Jasper Hospital Auth,
  Hosp Facil Rev Ref Memorial Hospital Center Proj,
  11-01-32                                                            5.500      AA             2,000       2,008,400
Wabash, County of,
  Solid Waste Disp Rev Jefferson Smurfit Corp Proj,
  06-01-26                                                            7.500      B              2,000       2,007,160

Kentucky 1.32%                                                                                              7,469,390
Kenton County Airport Board,
  Rev Spec Facil Delta Airlines Proj Ser 1992A, 02-01-21              7.125      B              2,000       1,713,660
Kentucky Economic Development Finance Auth,
  Health Sys Rev Norton Healthcare Inc Ser 2000C,
  10-01-21                                                             Zero      AAA            5,000       4,797,250
Newport Public Properties,
  Corp Rev 1st Mtg Pub Pkg & Plaza Ser 2000A-1,
  01-01-27                                                            8.500      BB             1,000         958,480

Louisiana 1.21%                                                                                             6,807,791
Louisiana Environmental Facilities Community Dev Auth,
  Rev Cap Projs & Equip Acquisition PG, 09-01-25                      6.550      A              3,000       3,293,520
Louisiana Public Facilities Auth,
  Progressive Healthcare Rev Ser 1998B, 10-01-20                      6.375      BB-            1,245         996,336
Louisiana Tobacco Settlement Financing Corp,
  Tobacco Settlement Asset-Backed Bond Ser 2001B,
  05-15-39                                                            5.875      BBB            3,500       2,517,935

Maryland 0.77%                                                                                              4,322,720
Municipal Mortgage & Equity, LLC,
  Ser A (R), 06-30-09                                                 6.875      BBB-           4,000       4,322,720

Massachusetts 1.65%                                                                                         9,288,169
Massachusetts Development Finance Agency,
  Concord-Assabet Family Servs Rev Ref, 11-01-28                      6.000      Caa3           1,695       1,197,721
  Rev Boston Univ Ser 1999P, 05-15-59                                 6.000      BBB+           1,000       1,058,230
Massachusetts Health and Educational Facilities Auth,
  Rev Civic Investments Ser 2002B, 12-15-31                           9.200      BB             3,500       3,932,775
  Rev Ref Partners Healthcare Sys Ser 2001C, 07-01-32                 5.750      AA-            2,000       2,057,020
Massachusetts Water Pollution Abatement Trust,
  Wtr Poll Rev 1994 South Essex Swr District Ln Proj
  Preref Ser A, 02-01-15                                              6.375      AA+              925         964,460
  Wtr Poll Rev 1994 South Essex Swr District Ln Proj
  Unref Bal Ser A, 02-01-15                                           6.375      AA+               75          77,963

Michigan 2.40%                                                                                             13,529,805
Michigan State Hospital Finance Auth,
  Hosp Rev Ref Ser 1995A Genesys Health Sys Oblig
  Group, 10-01-13                                                     8.100      AAA            3,000       3,470,310
Michigan Strategic Fund,
  Ltd Oblig Rev Ref Dow Chemical Proj, 12-01-28                       5.500      A-             3,500       3,620,400
Midland County Economic Development Corp,
  Rev Ref Ser 2000A Sub Ltd Oblig, 07-23-09                           6.875      BB-            6,500       6,439,095

Minnesota 1.37%                                                                                             7,702,030
Southern Minnesota Municipal Power Agency,
  Pwr Supply Sys Rev Cap Apprec Ser A, 01-01-23                        Zero      AAA           15,000       5,568,750
St. Cloud, City of,
  St Cloud Healthcare Rev Ref St Cloud Hosp Oblig
  Group Ser 2000A, 05-01-30                                           5.875      Aaa            2,000       2,133,280

Mississippi 1.29%                                                                                           7,283,520
Mississippi Development Bank,
  Spec Oblig Ser 2001A Cap Projs & Equip Prog,
  07-01-31                                                            5.625      AAA            2,000       2,156,620
Washington, County of,
  Poll Control Rev Ref Mississippi Pwr & Light Co Proj,
  04-01-22                                                            7.000      Baa3           5,000       5,126,900

Missouri 0.55%                                                                                              3,075,810
Fenton, City of,
  Tax Increment Rev Ref & Imp Gravois Bluffs, 10-01-21                7.000      BBB+           1,000       1,070,650
Missouri Health & Educational Facilities Auth,
  Rev BJC Health Facil Sys, 05-15-25                                  5.125      AA             2,000       2,005,160

Nebraska 0.25%                                                                                              1,401,036
Omaha Public Power District,
  Elec Sys Rev 1992 Ser B, 02-01-17                                   6.200      Aa2            1,200       1,401,036

Nevada 2.52%                                                                                               14,227,580
Clark, County of,
  Ind'l Development Rev Ser A Southwest Gas Corp
  Proj, 12-01-33                                                      6.500      BBB-          12,000      12,040,800
Nevada Department of Business & Industry,
  Las Vegas Monorail Proj Rev 2nd Tier, 01-01-40                      7.375      BB             2,000       1,861,320
Nevada Housing Division,
  Single Family Proj Sr Rev Ser 1989 Iss A-1, 04-01-16                7.350      AA               165         165,117
  Single Family Proj Sr Rev Ser 1990 Iss C-1, 10-01-15                7.850      AA-              135         135,232
Nevada, State of,
  GO Ltd Tax Municipal Bond Bank Proj No. 38 Ser A
  Unref Bal, 07-01-09                                                 6.750      AA                25          25,111

New Hampshire 0.23%                                                                                         1,290,013
New Hampshire Health & Education Facilities Auth,
  Rev Exeter Proj, 10-01-24                                           6.000      A+             1,250       1,290,013

New Jersey 2.13%                                                                                           12,000,303
Camden County Improvement Auth,
  Lease Rev Ser A Holt Hauling & Warehousing Proj,
  01-01-21 (B)                                                        9.875      D              1,100         213,950
New Jersey Economic Development Auth,
  1st Mtg Rev Ser A Winchester Gardens, 11-01-16                      8.500      BB-              100         105,181
  Economic Dev Rev Ref Ser 1995J Holt Hauling Proj,
  11-01-23 (B)                                                        8.500      D              2,500       2,490,250
  Rev Ref Ind'l Dev Newark Airport Marriott Hotel Proj,
  10-01-14                                                            7.000      Ba3            2,000       1,983,900
New Jersey Healthcare Facilities Financing Auth,
  Rev Care Institute Inc Cherry Hill Proj, 07-01-27                   8.000      BB-            1,370       1,312,337
New Jersey Tobacco Settlement Financing Corp,
  Tobacco Settlement Rev Asset Backed Bond, 06-01-39                  6.750      BBB            7,160       5,894,685

New Mexico 1.27%                                                                                            7,181,270
Farmington, City of,
  Poll Control Rev Ref Ser 1997A Tucson Electric Pwr Co
  San Juan Proj, 10-01-20                                             6.950      B+             2,000       2,011,620
  Poll Control Rev Ref Ser 2002A El Paso Electric Co
  Proj, 06-01-32                                                      6.375      BB+            5,000       5,169,650

New York 8.86%                                                                                             49,945,254
Dutchess County Resource Recovery Agency,
  Rev Solid Waste Sys Ser A, 01-01-12                                 5.350      AAA              510         558,231
Metropolitan Transportation Auth,
  Commuter Facil Rev Ser 1998B, 07-01-26                              4.750      AAA            4,000       3,907,080
  Rev Ser 2002A, 11-15-31                                             5.125      A              1,250       1,225,238
Nassau County Industrial Development Agency,
  Civic Facil Rev Ser 2001B North Shore Health Sys
  Projs, 11-01-11                                                     5.875      A-               935         995,840
New York City Industrial Development Agency,
  Rev Ref LaGuardia Assoc LP Proj, 11-01-28 (B)                       6.000      BB+            4,500       2,586,510
New York City Municipal Water Finance Auth,
  Wtr & Swr Sys Rev Ser 1999A, 06-15-32                               5.500      AAA            2,000       2,067,600
  Wtr & Swr Sys Rev Ser 2000B Preref, 06-15-33                        6.000      AA               365         426,039
  Wtr & Swr Sys Rev Ser 2000B Unref Bal, 06-15-33                     6.000      AA               375         427,163
New York, City of,
  GO Fiscal 1991 Ser D Unref Bal, 08-01-04                            8.000      A                 10          10,260
  GO Fiscal 1991 Ser F Unref Bal, 11-15-03                            8.200      A                105         106,408
  GO Fiscal 1996 Ser J, 02-15-26                                      5.500      A              2,000       2,021,180
New York City Transitional Finance Auth,
  Rev Future Tax Secd Ser 2000C Preref, 11-01-29                      5.500      AA+            2,000       2,270,740
  Rev Future Tax Secd Ser 2003D, 02-01-27                             5.000      AA+            2,000       1,967,380
New York State Dormitory Auth,
  City Univ Sys Consol Rev 2nd Generation Ser 1993A,
  07-01-09                                                            5.750      AA-            1,000       1,131,080
  Rev Ser 1990B Preref, 05-15-11                                      7.500      AA-              160         199,442
  Rev Ser 1990B Unref Bal, 05-15-11                                   7.500      AA-              340         410,468
  State Univ Ed Facil Rev Ser 1993A, 05-15-19                         5.500      AA-            1,000       1,093,940
New York State Environmental Facilities Corp,
  State Wtr Poll Control Rev Ser PA-174,
  06-15-11                                                           15.400#     AAA            2,000       2,887,700
New York State Housing Finance Agency,
  State Univ Construction Ref 1986 Ser A, 05-01-11                    8.000      AAA            2,000       2,506,040
New York State Local Government Assistance Corp,
  Rev Ref Cap Apprec Ser 1993C, 04-01-14                               Zero      AAA            7,210       4,538,262
Port Auth of New York and New Jersey,
  Spec Proj KIAC Partners Proj Ser 4, 10-01-19                        6.750      BBB            8,700       8,865,648
Triborough Bridge & Tunnel Auth,
  Gen Purpose Rev Ser 1993, 01-01-22                                   Zero      AAA           20,755       8,465,965
Westchester Tobacco Asset Securitization Corp,
  Rev Cap Apprec, 07-15-39                                             Zero      BBB            2,000       1,277,040

North Carolina 1.12%                                                                                        6,296,055
North Carolina Eastern Municipal Power Agency,
  Pwr Sys Rev Ref Ser 2003C, 01-01-17                                 5.375      BBB            2,000       2,013,720
North Carolina Municipal Power Agency Number 1,
  Catawba Elec Rev Ser 2003A, 01-01-19                                5.250      AAA            2,500       2,614,350
  Catawba Elec Rev Unref, 01-01-15                                    5.000      AAA            1,650       1,667,985

Ohio 2.03%                                                                                                 11,452,749
Akron, City of,
  Cert of Part Akron Municipal Baseball Stadium Proj,
  12-01-16                                                            6.900      A+             1,000       1,084,370
Cleveland, City of,
  Airport Spec Rev Continental Airlines Inc Proj,
  09-15-27                                                            5.375      B-             2,130       1,287,755
Cuyahoga, County of,
  Rev Ref Ser 2003A Cleveland Clinic Health Sys,
  01-01-25                                                            5.750      A              2,500       2,573,600
  Rev Ref Ser 2003A Cleveland Clinic Health Sys,
  01-01-32                                                            6.000      A              1,500       1,565,535
Ohio State Air Quality Development Auth,
  Rev Adj Ser B Columbus & South Proj, 12-01-20                       6.250      BBB            4,500       4,597,695
Student Loan Funding Corp,
  Sub Rev Ser B Cincinnati Ohio Student Loan,
  08-01-08                                                            8.875      BBB-             340         343,794

Oregon 0.59%                                                                                                3,301,716
Western Generation Agency,
  Rev 1994 Ser A Wauna Cogeneration Proj, 01-01-21                    7.125      BBB-           3,300       3,301,716

Pennsylvania 5.11%                                                                                         28,796,197
Allegheny County Industrial Development Auth,
  Rev Ref Ser 1994A Environmental Imp USX Corp Proj,
  12-01-20                                                            6.700      BBB+           5,000       5,221,250
Carbon County Industrial Development Auth,
  Rev Ref Panther Creek Partners Proj, 05-01-12                       6.700      BBB-           2,960       3,060,196
Delaware County Auth,
  1st Mtg Rev Riddle Village Proj, 06-01-26                           7.000      BBB-           1,250       1,260,488
Lehigh, County of,
  Rev St Luke's Bethlehem Hosp, 08-15-23                              5.250      BBB            2,000       1,879,860
Pennsylvania Convention Center Auth,
  Rev Ref Ser 1994A, 09-01-14                                         6.700      AAA            4,950       5,296,698
Pennsylvania Economic Development Finance Auth,
  Resource Recovery Rev Ser 1994D Colver Proj,
  12-01-15                                                            7.125      BBB-           7,000       7,228,130
  Resource Recovery Rev Ser 1994D Colver Proj,
  12-01-18                                                            7.150      BBB-           1,500       1,555,440
Philadelphia Industrial Development Auth,
  Commercial Dev Rev Ser 1995 Philadelphia Airport
  Hotel Proj, 12-01-17                                                7.750      B+             3,250       3,294,135

Puerto Rico 7.80%                                                                                          44,002,929
Puerto Rico Aqueduct and Sewer Auth,
  Ref Pars & Inflos Ser 1995 Gtd by the Commonwealth
  of Puerto Rico, 07-01-11                                            6.000      AAA              200         228,774
  Ref Pars & Inflos Ser 1995 Gtd by the Commonwealth
  of Puerto Rico, 07-01-11                                           10.755#     AAA            6,500       8,370,310
Puerto Rico, Commonwealth of,
  Gen Oblig Pub Imp Inverse Rate Securities Ser 1996,
  07-01-11                                                           10.720#     AAA           14,000      18,130,280
Puerto Rico Highway and Transportation Auth,
  Highway Rev Ser Y Res Int Tax-Exempt Sec Rec'ts
  Ser PA-114, 01-01-08 (r)                                           10.665#     AAA           13,130      17,273,565

Rhode Island 0.18%                                                                                            990,030
Tiverton, Town of,
  Spec Oblig Tax Increment Rev Mount Hope Bay
  Village Ser A, 05-01-22                                             6.875      BB             1,000         990,030

South Carolina 1.05%                                                                                        5,932,703
Florence, County of,
  Ind'l Dev Rev Stone Container Proj, 02-01-07                        7.375      BB-            1,680       1,704,830
South Carolina Jobs-Economic Development Auth,
  Ind'l Rev Ser 2002A South Carolina Electric & Gas
  Co Proj, 11-01-27                                                   5.200      AAA            1,250       1,266,375
  Rev Myrtle Beach Convention Ctr Ser 2001A, 04-01-36                 6.625      BBB-           3,250       2,961,498

Tennessee 2.48%                                                                                            13,990,307
Chattanooga Industrial Development Board,
  Ind'l Rev Ref Market St Ltd Proj, 12-15-12                          7.000      BBB            2,525       2,262,147
Humphreys County Industrial Development Board,
  Solid Waste Disposal Rev E.I. Du Pont de Nemours
  and Co Proj, 05-01-24                                               6.700      AA-            6,500       6,797,180
Maury County Industrial Development Board,
  Multi-Modal Interchangeable Rate Poll Control Ref
  Rev Saturn Corp Proj, 09-01-24                                      6.500      BBB            4,000       4,139,840
Metropolitan Knoxville Airport Auth,
  Spec Purpose Rev Northwest Airlines Proj, 04-01-32                  8.000      B+             1,000         791,140

Texas 1.90%                                                                                                10,715,178
Austin, City of,
  Combined Util Sys Rev Ref Ser 1998, 11-15-10                        6.750      AAA            3,125       3,744,000
Bexar County Health Facilities Development Corp,
  Rev Ref Army Retirement Residence Proj, 07-01-32                    6.300      BBB-           1,000       1,010,410
Brazos River Auth,
  Poll Control Rev Ref Ser 1999A Texas Utilities Co,
  04-01-33                                                            7.700      BBB            1,500       1,649,610
Corpus Christi Housing Finance Corp,
  Single Family Mtg Sr Rev Ref Ser 1991 A, 07-01-11                   7.700      AAA              110         111,309
Harris County-Houston Sports Auth,
  Spec Rev Ref Sr Lien Cap Apprec Ser 2001A, 11-15-34                  Zero      AAA           10,500       1,685,880
Houston Independent School District,
  Pub Facil Corp Lease Rev Cap Apprec Ser A Cesar E
  Chavez, 09-15-16                                                     Zero      AAA              900         470,889
Port Corpus Christi Industrial Development Corp,
  Environmental Facil Rev Citgo Petroleum Corp Proj,
  11-01-31                                                            8.250      BB             2,000       2,043,080

Utah 0.40%                                                                                                  2,239,680
Mountain Regional Water Special Service District,
  Spec Impt Dist No. 2002-1, 12-01-18                                 7.000      BB-            1,000         964,510
Salt Lake City Hospital,
  Rev Ref Ser A, 05-15-15                                             8.125      AAA            1,000       1,275,170

Virgin Islands 0.17%                                                                                          980,950
Virgin Islands Water and Power Auth,
  Wtr Sys Rev Ref, 07-01-17                                           5.500      BB+            1,000         980,950

Virginia 0.78%                                                                                              4,426,493
Pittsylvania County Industrial Development Auth,
  Rev Ser A Exempt Facil, 01-01-19                                    7.550      BB             3,500       3,417,680
Pocahontas Parkway Association,
  Toll Rd Rev Cap Apprec 1st Tier Sub Ser 1998C,
  08-15-24                                                             Zero      Ba1            4,800         358,368
Pocahontas Parkway Association (cont.),
  Toll Rd Rev Cap Apprec 1st Tier Sub Ser 1998C,
  08-15-25                                                             Zero      Ba1            5,000         329,850
  Toll Rd Rev Cap Apprec 1st Tier Sub Ser 1998C,
  08-15-26                                                             Zero      Ba1            5,500         320,595

Washington 1.26%                                                                                            7,110,705
Seattle, Port of,
  Spec Facil Rev Northwest Airlines Proj, 04-01-30                    7.250      BB+            1,700       1,423,495
Washington Public Power Supply System,
  Nuclear Proj No. 1 Rev Ref Ser 1989B, 07-01-16                      7.125      AA-            1,500       1,858,230
Washington, State of,
  GO Ser A of 1990, 02-01-15                                          6.750      AA+            1,000       1,213,190
Washington Tobacco Settlement Auth,
  Tobacco Settlement Rev Asset Backed Bond, 06-01-26                  6.500      BBB            3,000       2,615,790

West Virginia 0.63%                                                                                         3,560,568
West Virginia State Hospital Finance Auth,
  Hosp Rev Charleston Area Medical Ctr Preref, 09-01-22               6.750      A2             2,400       2,905,200
  Hosp Rev Charleston Area Medical Ctr Unref Bal,
  09-01-22                                                            6.750      A2               600         655,368

Wisconsin 1.21%                                                                                             6,826,705
Badger Tobacco Asset Securitization Corp,
 Tobacco Settlement Asset Backed Bond, 06-01-27                       6.125      BBB            2,500       2,085,025
 Tobacco Settlement Asset Backed Bond, 06-01-32                       6.375      BBB            6,000       4,741,680

TOTAL INVESTMENTS 96.11%                                                                                 $541,872,918

OTHER ASSETS AND LIABILITIES, NET 3.89%                                                                   $21,915,110

TOTAL NET ASSETS 100.00%                                                                                 $563,788,028

Notes to Schedule of Investments

(r) Direct placement security is restricted to resale. This security has been valued in accordance with procedures approved by the Trustees after consideration of restrictions to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to this restricted security. Additional information on this security is as follows:

                                                                                     VALUE AS A          VALUE
                                                                                     PERCENTAGE          AS OF
ISSUER, DESCRIPTION,                                  ACQUISITION    ACQUISITION      OF FUND'S      AUGUST 31,
MATURITY DATE                                                DATE           COST     NET ASSETS           2003
--------------------------------------------------------------------------------------------------------------
Puerto Rico Highway and
  Transportation Auth,
  Highway Rev Ser Y Res Int
  Tax-Exempt Sec Rec'ts Ser PA-114
  10.665%, 01-01-08                                      04-02-96    $14,925,160          3.06%   $17,273,565

(B) Non-income producing issuer, filed for protection under the Federal
    Bankruptcy Code or is in default on interest payment.

(R) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
    Rule 144A securities amounted to $4,322,720 or 0.77% of net assets as of August 31, 2003.

  * Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investor Service, Fitch, or John Hancock Advisers,
    LLC, where Standard & Poor's ratings are not available.

  # Represents rate in effect on August 31, 2003.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




PORTFOLIO
CONCENTRATION

August 31, 2003
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.
                                      VALUE AS A PERCENTAGE
INDUSTRY DISTRIBUTION                         OF NET ASSETS
General Obligation                                    5.73%
Revenue Bonds -- Airport                              3.23
Revenue Bonds -- Authority                            4.69
Revenue Bonds -- Bridge & Toll Road                   5.80
Revenue Bonds -- Building                             1.74
Revenue Bonds -- Combined                             1.38
Revenue Bonds -- Economic Development                 3.05
Revenue Bonds -- Education                            3.11
Revenue Bonds -- Electric                             7.07
Revenue Bonds -- Environment                          1.46
Revenue Bonds -- Excise Tax                           0.40
Revenue Bonds -- Facility                             0.69
Revenue Bonds -- Financial                            0.23
Revenue Bonds -- General Purpose                      0.80
Revenue Bonds -- Health                              13.47
Revenue Bonds -- Highway                              3.45
Revenue Bonds -- Housing                              0.90
Revenue Bonds -- Improvement                          1.49
Revenue Bonds -- Industrial Development               2.97
Revenue Bonds -- Industrial Revenue                   1.86
Revenue Bonds -- Lease                                0.19
Revenue Bonds -- Other                                4.24
Revenue Bonds -- Parking Garage/Authority             0.17
Revenue Bonds -- Pollution Control                    9.32
Revenue Bonds -- Power                                1.35
Revenue Bonds -- Recreational Facility                0.80
Revenue Bonds -- Roadway/Street                       1.12
Revenue Bonds -- School                               1.25
Revenue Bonds -- Solid Waste Disposal                 0.10
Revenue Bonds -- Special Assessment                   0.62
Revenue Bonds -- Special Tax                          0.18
Revenue Bonds -- Student Loan                         0.63
Revenue Bonds -- Tax Increment                        0.37
Revenue Bonds -- Transportation                       8.82
Revenue Bonds -- Water & Sewer                        3.43

Total tax-exempt long-term bonds                     96.11%

See notes to
financial statements.



ASSETS AND
LIABILITIES

August 31, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $505,789,356)                         $541,872,918
Cash                                                               12,140,881
Receivable for investments sold                                     5,187,450
Receivable for shares sold                                            434,900
Interest receivable                                                 7,968,297
Other assets                                                          162,942

Total assets                                                      567,767,388

LIABILITIES
Payable for investments purchased                                   1,173,073
Payable for shares repurchased                                      1,936,634
Dividends payable                                                     282,612
Payable to affiliates
  Management fee                                                      273,296
  Distribution and service fee                                         26,731
  Other                                                                66,370
Other payables and accrued expenses                                   220,644

Total liabilities                                                   3,979,360

NET ASSETS
Paid-in capital                                                   553,071,516
Accumulated net realized loss on investments
  and financial futures contracts                                 (26,499,843)
Net unrealized appreciation of investments                         36,083,562
Accumulated net investment income                                   1,132,793

Net assets                                                       $563,788,028

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($507,180,874 [DIV] 50,904,530 shares)                          $9.96
Class B ($48,833,407 [DIV] 4,900,791 shares)                            $9.96
Class C ($7,773,747 [DIV] 780,237 shares)                               $9.96

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($9.96 [DIV] 95.5%)                                          $10.43
Class C ($9.96 [DIV] 99%)                                              $10.06

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
August 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest                                                          $36,339,255

Total investment income                                            36,339,255

EXPENSES
Investment management fee                                           3,240,774
Class A distribution and service fee                                1,339,398
Class B distribution and service fee                                  548,352
Class C distribution and service fee                                   75,604
Transfer agent fee                                                    637,257
Accounting and legal services fee                                     203,119
Custodian fee                                                          90,720
Registration and filing fee                                            50,888
Miscellaneous                                                          47,183
Printing                                                               35,772
Auditing fee                                                           35,150
Trustees' fee                                                          35,090
Legal fee                                                               7,600

Total expenses                                                      6,346,907
Less expense reductions                                               (72,606)

Net expenses                                                        6,274,301

Net investment income                                              30,064,954

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                       (11,510,770)
Financial futures contracts                                             9,860
Change in unrealized appreciation (depreciation) of
  investments                                                     (14,026,669)

Net realized and unrealized loss                                  (25,527,579)

Increase in net assets from operations                             $4,537,375

See notes to
financial statements.



CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.

                                                     YEAR             YEAR
                                                    ENDED            ENDED
                                                  8-31-02 1        8-31-03
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                         $32,024,390      $30,064,954

Net realized loss                             (10,247,554)     (11,500,910)
Change in net unrealized appreciation
  (depreciation)                               (8,843,531)     (14,026,669)

Increase in net assets resulting
  from operations                              12,933,305        4,537,375

Distributions to shareholders
From net investment income
Class A                                       (28,071,229)     (26,873,425)
Class B                                        (3,097,842)      (2,339,681)
Class C                                          (202,648)        (322,418)
From net realized gain
Class A                                          (588,183)              --
Class B                                           (84,343)              --
Class C                                            (4,102)              --
                                              (32,048,347)     (29,535,524)

From Fund share transactions                     (907,122)     (27,136,648)

NET ASSETS
Beginning of period                           635,944,989      615,922,825

End of period 2                              $615,922,825     $563,788,028

1 Audited by previous auditor.

2 Includes accumulated net investment income of $1,129,570 and $1,132,793, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           8-31-99 1   8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.01      $10.36      $10.30      $10.72        $10.40
Net investment income 3                                   0.56        0.56        0.54        0.55          0.53
Net realized and unrealized
  gain (loss) on investments                             (0.65)      (0.06)       0.44       (0.32)        (0.45)
Total from
  investment operations                                  (0.09)       0.50        0.98        0.23          0.08
Less distributions
From net investment income                               (0.56)      (0.56)      (0.54)      (0.54)        (0.52)
From net realized gain                                      --          -- 4     (0.02)      (0.01)           --
                                                         (0.56)      (0.56)      (0.56)      (0.55)        (0.52)
Net asset value,
  end of period                                         $10.36      $10.30      $10.72      $10.40         $9.96
Total return 5,6 (%)                                     (0.93)       5.09        9.89        2.33          0.70

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $565        $522        $548        $550          $507
Ratio of expenses
  to average net assets (%)                               0.85        0.85        0.86        0.96          0.97
Ratio of adjusted expenses
  to average net assets 7 (%)                             0.96        1.00        0.98        0.99          0.98
Ratio of net investment income
  to average net assets (%)                               5.14        5.53        5.22        5.34          5.11
Portfolio turnover (%)                                      13          12          24          22            23

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           8-31-99 1   8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.01      $10.36      $10.30      $10.72        $10.40
Net investment income 3                                   0.48        0.48        0.47        0.47          0.45
Net realized and unrealized
  gain (loss) on investments                             (0.65)      (0.06)       0.44       (0.32)        (0.45)
Total from
  investment operations                                  (0.17)       0.42        0.91        0.15            --
Less distributions
From net investment income                               (0.48)      (0.48)      (0.47)      (0.46)        (0.44)
From net realized gain                                      --          -- 4     (0.02)      (0.01)           --
                                                         (0.48)      (0.48)      (0.49)      (0.47)        (0.44)
Net asset value,
  end of period                                         $10.36      $10.30      $10.72      $10.40         $9.96
Total return 5,6 (%)                                     (1.67)       4.31        9.07        1.57         (0.05)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $144         $97         $85         $60           $49
Ratio of expenses
  to average net assets (%)                               1.60        1.60        1.61        1.71          1.72
Ratio of adjusted expenses
  to average net assets 7 (%)                             1.71        1.75        1.73        1.75          1.73
Ratio of net investment income
  to average net assets (%)                               4.39        4.78        4.47        4.59          4.36
Portfolio turnover (%)                                      13          12          24          22            23

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                   8-31-99 1,8    8-31-00 1    8-31-01 1   8-31-02 1,2   8-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                           $10.86         $10.36      $10.30       $10.72        $10.40
Net investment income 3                           0.19           0.47        0.45         0.47          0.45
Net realized and unrealized
  gain (loss) on investments                     (0.50)         (0.06)       0.44        (0.32)        (0.45)
Total from
  investment operations                          (0.31)          0.41        0.89         0.15            --
Less distributions
From net investment income                       (0.19)         (0.47)      (0.45)       (0.46)        (0.44)
From net realized gain                              --             -- 4     (0.02)       (0.01)           --
                                                 (0.19)         (0.47)      (0.47)       (0.47)        (0.44)
Net asset value,
  end of period                                 $10.36         $10.30      $10.72       $10.40         $9.96
Total return 5,6 (%)                             (2.86) 9        4.19        8.96         1.53         (0.05)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                     -- 10          $1          $3           $7            $8
Ratio of expenses
  to average net assets (%)                       1.70 11        1.70        1.71         1.75          1.72
Ratio of adjusted expenses
  to average net assets 7 (%)                     1.71 11        1.75        1.73           --          1.73
Ratio of net investment income
  to average net assets (%)                       4.29 11        4.60        4.37         4.55          4.35

Portfolio turnover (%)                              13             12          24           22            23

 1 Audited by previous auditor.

 2 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.23%, 4.48% and 4.44% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

 3 Based on the average of the shares outstanding.

 4 Less than $0.01 per share.

 5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 7 Does not take into consideration expense reductions during the periods shown.

 8 Class C shares began operations on 4-1-99.

 9 Not annualized.

10 Less than $500,000.

11 Annualized.

See notes to
financial statements.




NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Tax-Free Bond Fund (the "Fund") is a diversified series of John Hancock Tax-Free Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distri bution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2003.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial fu tures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts.

The Fund had no open financial futures contracts on August 31, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. There fore, no federal income tax provision is required. For federal income tax purposes, the Fund has $10,034,867 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2010 -- $1,302,391 and August 31, 2011 -- $8,732,476. Net capital losses of $12,186,523 that are attributable to security transactions incurred after October 31, 2002, are treated as arising on September 1, 2003, the first day of the Fund's next taxable year.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2003, the tax character of distributions paid was as follows: ordinary income $70,091 and $29,465,433 of exempt income. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2003, the components of distributable earnings on a tax basis included $24,954 of undistributed ordinary income and $1,590,567 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting prin ciples generally accepted in the United States of America. Distri bu tions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.50% of the next $500,000,000 and (c) 0.45% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Fund has an agreement with its custodian bank under which custodian fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $72,606, or 0.01% of the Fund's average net assets, for the year ended August 31, 2003. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Con duct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended August 31, 2003, JH Funds received net up-front sales charges of $443,600 with regard to sales of Class A shares. Of this amount, $52,106 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $220,637 was paid as sales commissions to unrelated broker-dealers and $170,857 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended August 31, 2003, JH Funds received net up-front sales charges of $26,460 with regard to sales of Class C shares. Of this amount, $19,185 was paid as sales commissions to unrelated broker-dealers and $7,275 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2003, CDSCs received by JH Funds amounted to $112,293 for Class B shares and $3,887 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compen sa tion Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                     YEAR ENDED 8-31-02 1          YEAR ENDED 8-31-03
                               SHARES            AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                        7,339,402       $75,932,099     4,521,326     $46,287,835
Distributions reinvested    1,949,844        20,087,772     1,884,208      19,295,541
Repurchased                (7,561,164)      (78,247,575)   (8,365,123)    (85,754,621)
Net increase (decrease)     1,728,082       $17,772,296    (1,959,589)   ($20,171,245)

CLASS B SHARES
Sold                        1,262,586       $13,069,049       777,287      $8,015,173
Distributions reinvested      174,678         1,799,694       142,699       1,461,819
Repurchased                (3,602,463)      (37,159,551)   (1,745,383)    (17,874,032)
Net decrease               (2,165,199)     ($22,290,808)     (825,397)    ($8,397,040)

CLASS C SHARES
Sold                          337,999        $3,488,383       324,551      $3,353,237
Distributions reinvested       12,620           129,894        23,321         238,767
Repurchased                      (917)           (6,887)     (210,367)     (2,160,367)
Net increase                  349,702        $3,611,390       137,505      $1,431,637

NET DECREASE                  (87,415)        ($907,122)   (2,647,481)   ($27,136,648)

1 Audited by previous auditor.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obli ga tions of the U.S. government, during the year ended August 31, 2003, aggregated $133,898,275 and $175,125,524, respectively.

The cost of investments owned on August 31, 2003, including short-term investments, for federal income tax purposes was $504,001,772. Gross unrealized appreciation and depreciation of investments aggregated $52,162,423 and $14,291,277, respectively, resulting in net unrealized appreciation of $37,871,146. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to accretion of discounts on debt securities.

NOTE E
Reclassification of accounts

During the year ended August 31, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $11,605,517, a decrease in accumulated net investment income of $526,207 and a decrease in capital paid-in of $11,079,310. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2003. Addi tional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred com pensation and accretion of market discount tax adjustment. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

NOTE F
Change in independent auditor

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Ernst & Young LLP as the Fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended August 31, 2003. During the two most recent fiscal years Ernst & Young LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and Ernst & Young LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused them to make reference to the disagreement in their reports.



AUDITORS'
REPORT

Report of
Deloitte & Touche
LLP, Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Tax-Free Bond Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the John Hancock Tax-Free Bond Fund (the "Fund") as of August 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year ending August 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2002, and the financial highlights for each of the years in the four-year period ended August 31, 2002, were audited by other auditors whose report dated October 4, 2002, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 10, 2003



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2003.

None of the 2003 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.68% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 13.62%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for calendar year 2003.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES

                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
James F. Carlin, Born: 1940                                                                 1994                32
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc.
(until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1987                32
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001), Adorno/
Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation (since 2001),
rateGenius (since 2001), LaQuinta Motor Inns, Inc. (hotel management company)
(until 1998), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts) (until 2001),
eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001),
LBJ Foundation (until 2000), Golfsmith International, Inc. (until 2000), Metamor
Worldwide (until 2000), AskRed.com (until 2001), Southwest Airlines (since 2000)
and Introgen (since 2000); Advisory Director, Q Investments (since 2000); Advisory
Director, Chase Bank (formerly Texas Commerce Bank -- Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications (since 2002).

Ronald R. Dion, Born: 1946                                                                  1998                32
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, BJ's Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee, Emmanuel College.

Charles L. Ladner, 2 Born: 1938                                                             1994                32
Chairman and Trustee, Dunwoody Village, Inc. (retirement services);
Senior Vice President and Chief Financial Officer, UGI Corporation
(Public Utility Holding Company) (retired 1998); Vice President and
Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas
Partners, L.P. (until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since 2001).

Steven Pruchansky, Born: 1944                                                               1994                32
Chairman and Chief Executive Officer, Mast Holdings, Inc. (since 2000);
Director and President, Mast Holdings, Inc. (until 2000); Managing
Director, JonJames, LLC (real estate) (since 2001); Director, First Signature
Bank & Trust Company (until 1991); Director, Mast Realty Trust (until
1994); President, Maxwell Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1994                32
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan, 2 Born: 1930                                                                1994                32
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                54
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC (Subsidiaries, LLC), Hancock
Natural Resource Group, Independence Investment LLC, Declaration
Management Research LLC, John Hancock Advisers, LLC (the "Adviser"),
The Berkeley Financial Group, LLC ("The Berkeley Group"), John Hancock
Funds, LLC ("John Hancock Funds") and Massachusetts Business Development
Corporation; Director, John Hancock Insurance Agency, Inc. ("Insurance
Agency, Inc.") (until 1999).

Maureen Ford Goldfarb, Born: 1955                                                           2000                54
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1994
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1994
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    International Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Select Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



ELECTRONIC
DELIVERY

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John Hancock Funds

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the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery



OUR WEB SITE

A wealth of information --
www.jhfunds.com

View the latest information for your account.
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------------------------------------------------
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------------------------------------------------



FOR YOUR
INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022


HOW TO
CONTACT US

On the Internet                      www.jhfunds.com

By regular mail                      John Hancock Signature Services, Inc.
                                     1 John Hancock Way, Suite 1000
                                     Boston, MA 02217-1000

By express mail                      John Hancock Signature Services, Inc.
                                     Attn: Mutual Fund Image Operations
                                     529 Main Street
                                     Charlestown, MA 02129

Customer service representatives     1-800-225-5291

24-hour automated information        1-800-338-8080

TDD line                             1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                             1-800-225-5291

On the Fund's Web site               www.jhfunds.com/proxy

On the SEC's Web site                www.sec.gov



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Tax-Free Bond Fund.

5200A  8/03
       10/03


ITEM 2.  CODE OF ETHICS.

As of the end of the period, July 31, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.




SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
     ------------------------------
     Maureen Ford Goldfarb
     Chairman, President and Chief Executive Officer

Date:    October 30, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
      -------------------------------
      Maureen Ford Goldfarb
      Chairman, President and Chief Executive Officer

Date:   October 30, 2003





By:
      -----------------------
      Richard A. Brown
      Senior Vice President and Chief Financial Officer


Date:    October 30, 2003